PROSPECTUS

MAY 1, 2004
     Merrill Lynch Life Variable Annuity Separate Account C (the "Account")

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

-  MLIG VARIABLE INSURANCE TRUST
     -  Roszel/Lord Abbett Large Cap Value Portfolio
     -  Roszel/Levin Large Cap Value Portfolio
     -  Roszel/MLIM Relative Value Portfolio
     -  Roszel/Sound Large Cap Core Portfolio
     -  Roszel/INVESCO-NAM Large Cap Core Portfolio
     -  Roszel/Nicholas-Applegate Large Cap Growth Portfolio
     -  Roszel/Rittenhouse Large Cap Growth Portfolio
     -  Roszel/Seneca Large Cap Growth Portfolio
     -  Roszel/Valenzuela Mid Cap Value Portfolio
     -  Roszel/Seneca Mid Cap Growth Portfolio
     -  Roszel/NWQ Small Cap Value Portfolio
     -  Roszel/Delaware Small-Mid Cap Growth Portfolio
     -  Roszel/Lazard International Portfolio
     -  Roszel/Credit Suisse International Portfolio
     -  Roszel/Lord Abbett Government Securities Portfolio
     -  Roszel/MLIM Fixed-Income Portfolio
-  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     -  Domestic Money Market V.I. Fund

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value provided the remaining contract value after withdrawal is at least $5,000. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. Any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age
59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

THIS ANNUITY DOES NOT IMPOSE ANY SALES CHARGES -- ON EITHER PURCHASES OR WITHDRAWALS. However, we impose a number of other charges, including an asset-based insurance charge. We provide more details on this charge, as well as a description of all other charges, later in the Prospectus.
                            ------------------------

This Prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 46 of this Prospectus.

The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MLIG VARIABLE INSURANCE TRUST AND THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC. MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Account...............................................     8
  The Funds Available For Investment........................     9
  Fees, Charges and Credits.................................     9
     Asset-Based Insurance Charge...........................     9
     Additional Death Benefit Charge........................     9
     Contract Fee...........................................     9
     Premium Taxes..........................................    10
     Fund Expenses..........................................    10
     Contract Value Credit..................................    10
  Transfers Among Subaccounts...............................    10
  Withdrawals...............................................    10
  Death Benefit.............................................    10
  Annuity Payments..........................................    11
  Ten Day Right to Review...................................    11
  Replacement of Contracts..................................    11
FEE TABLE...................................................    12
YIELDS AND TOTAL RETURNS....................................    13
MERRILL LYNCH LIFE INSURANCE COMPANY........................    14
THE ACCOUNT.................................................    14
  Segregation of Account Assets.............................    15
  Number of Subaccounts; Subaccount Investments.............    15
INVESTMENTS OF THE ACCOUNT..................................    15
  General Information and Investment Risks..................    15
  MLIG Variable Insurance Trust.............................    16
     Roszel/Lord Abbett Large Cap Value Portfolio...........    17
     Roszel/Levin Large Cap Value Portfolio.................    17
     Roszel/MLIM Relative Value Portfolio...................    17
     Roszel/Sound Large Cap Core Portfolio..................    17
     Roszel/INVESCO-NAM Large Cap Core Portfolio............    18
     Roszel/Nicholas-Applegate Large Cap Growth Portfolio...    18
     Roszel/Rittenhouse Large Cap Growth Portfolio..........    18
     Roszel/Seneca Large Cap Growth Portfolio...............    18
     Roszel/Valenzuela Mid Cap Value Portfolio..............    18
     Roszel/Seneca Mid Cap Growth Portfolio.................    19
     Roszel/NWQ Small Cap Value Portfolio...................    19
     Roszel/Delaware Small-Mid Cap Growth Portfolio.........    19
     Roszel/Lazard International Portfolio..................    19
     Roszel/Credit Suisse International Portfolio...........    19
     Roszel/Lord Abbett Government Securities Portfolio.....    20
     Roszel/MLIM Fixed-Income Portfolio.....................    20
  MLIG Variable Insurance Trust Subadvisers.................    20
  Merrill Lynch Variable Series Funds, Inc. ................    21
     Domestic Money Market V.I. Fund........................    21
  Purchases and Redemptions of Fund Shares; Reinvestment....    21
  Material Conflicts, Substitution of Investments and
     Changes to the Account.................................    21

                                                              PAGE
                                                              ----
CHARGES, DEDUCTIONS AND CREDITS.............................    22
  Asset-Based Insurance Charge..............................    22
  Additional Death Benefit Charge...........................    22
  Contract Fee..............................................    22
  Other Charges.............................................    23
     Transfer Charges.......................................    23
     Tax Charges............................................    23
     Fund Expenses..........................................    23
     Premium Taxes..........................................    23
  Contract Value Credit.....................................    23
FEATURES AND BENEFITS OF THE CONTRACT.......................    24
  Ownership of the Contract.................................    24
  Issuing the Contract......................................    25
     Issue Age..............................................    25
     Information We Need To Issue the Contract..............    25
     Ten Day Right to Review................................    25
  Premiums..................................................    25
     Minimum and Maximum Premiums...........................    25
     How to Make Payments...................................    25
     Automatic Investment Feature...........................    26
     Premium Investments....................................    26
  Accumulation Units........................................    26
     How Are My Contract Transactions Priced?...............    26
     How Do We Determine The Number of Units?...............    27
  Death of Annuitant Prior to Annuity Date..................    27
  Transfers Among Subaccounts...............................    27
     General................................................    27
     Disruptive Trading.....................................    28
  Dollar Cost Averaging Program.............................    29
     What Is It?............................................    29
     Participating in the DCA Program.......................    29
     Minimum Amounts........................................    29
     When Do We Make DCA Transfers?.........................    29
  Rebalancing Program.......................................    30
  Withdrawals and Surrenders................................    30
     When and How Withdrawals are Made......................    30
     Minimum Amounts........................................    31
     Systematic Withdrawal Program..........................    31
     Surrenders.............................................    31
  Payments to Contract Owners...............................    31
  Contract Changes..........................................    32
  Death Benefit.............................................    32
     General................................................    32
     Calculation of Death Benefit...........................    33
  Spousal Continuation......................................    34
  Annuity Payments..........................................    34
  Annuity Options...........................................    35
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    35
     Payments of a Fixed Amount.............................    35
     Payments for a Fixed Period............................    35
     Life Annuity...........................................    36

                                                              PAGE
                                                              ----
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................    36
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    36
     Joint and Survivor Life Annuity........................    36
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................    36
     Individual Retirement Account Annuity..................    36
  Gender-Based Annuity Purchase Rates.......................    36
FEDERAL INCOME TAXES........................................    37
  Federal Income Taxes......................................    37
  Tax Status of the Contract................................    37
     Diversification Requirements...........................    37
     Owner Control..........................................    37
     Required Distributions.................................    37
  Taxation of Annuities.....................................    38
     In General.............................................    38
     Withdrawals and Surrenders.............................    38
     Annuity Payments.......................................    38
     Taxation of Death Benefit Proceeds.....................    39
  Penalty Tax on Some Withdrawals...........................    39
  Transfers, Assignments, Annuity Dates, or Exchanges of a
     Contract...............................................    39
  Withholding...............................................    39
  Multiple Contracts........................................    39
  Possible Changes In Taxation..............................    39
  Possible Charge For Our Taxes.............................    40
  Foreign Tax Credits.......................................    40
  Taxation of Qualified Contracts...........................    40
  Individual Retirement Annuities...........................    40
     Traditional IRAs.......................................    40
     Roth IRAs..............................................    40
     Other Tax Issues For IRAs and Roth IRAs................    41
  Tax Sheltered Annuities...................................    41
OTHER INFORMATION...........................................    41
  Notices and Elections.....................................    41
  Voting Rights.............................................    42
  Reports to Contract Owners................................    42
  Selling the Contract......................................    43
  State Regulation..........................................    43
  Legal Proceedings.........................................    44
  Experts...................................................    44
  Legal Matters.............................................    44
  Registration Statements...................................    44
ACCUMULATION UNIT VALUES....................................    45
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    46
APPENDIX A Premiums Compounded at 5% Explanation and
  Example...................................................   A-1
APPENDIX B Return of Premium GMDB...........................   B-1
APPENDIX C Estate Enhancer Benefit Example..................   C-1
APPENDIX D Maximum Anniversary Value Example................   D-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408 of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center. The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, INCLUDING IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (SUCH AS THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. These other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

It may not be to your advantage to own multiple contracts issued by us or an affiliate because only contract value under this Contract is eligible to receive Contract Value Credits if the contract value is $250,000 or greater (see "Contract Value Credit").

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $75,000. Subsequent premiums generally must each be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".

THE ACCOUNT

As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. Currently, you may allocate premiums or contract value among the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

- FUNDS OF MLIG VARIABLE INSURANCE TRUST
     - Roszel/Lord Abbett Large Cap Value Portfolio
     - Roszel/Levin Large Cap Value Portfolio
     - Roszel/MLIM Relative Value Portfolio
     - Roszel/Sound Large Cap Core Portfolio
     - Roszel/INVESCO-NAM Large Cap Core Portfolio
     - Roszel/Nicholas-Applegate Large Cap Growth Portfolio
     - Roszel/Rittenhouse Large Cap Growth Portfolio
     - Roszel/Seneca Large Cap Growth Portfolio
     - Roszel/Valenzuela Mid Cap Value Portfolio
     - Roszel/Seneca Mid Cap Growth Portfolio

     - Roszel/NWQ Small Cap Value Portfolio

     - Roszel/Delaware Small-Mid Cap Growth Portfolio

     - Roszel/Lazard International Portfolio

     - Roszel/Credit Suisse International Portfolio

     - Roszel/Lord Abbett Government Securities Portfolio

     - Roszel/MLIM Fixed-Income Portfolio

- FUNDS OF MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

     - Domestic Money Market V.I. Fund

We have closed the subaccounts investing in the following Funds to allocations of premiums and transfers of contract value:

     - The Roszel/Levin Large Cap Value Portfolio for Contracts issued on or after June 18, 2003;

     - The Roszel/Credit Suisse International Portfolio for Contracts issued on or after August 1, 2003;

     - The Roszel/Sound Large Cap Core Portfolio for Contracts issued on or after October 17, 2003;

     - The Roszel/Valenzuela Mid Cap Value Portfolio for Contracts issued on or after February 3, 2004; and

     - The Roszel/MLIM Relative Value Portfolio for Contracts issued on or after March 16, 2004.

If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.

FEES, CHARGES AND CREDITS

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.85% annually to cover certain risks. It will never exceed 1.85% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment, administration, and distribution of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  ADDITIONAL DEATH BENEFIT CHARGE

If you elected to combine the Estate Enhancer benefit with either the Maximum Anniversary Value or Premiums Compounded at 5% guaranteed minimum death benefits (see "Death Benefit"), you pay an additional annual charge. This charge equals 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. We won't deduct this charge after the annuity date.

  CONTRACT FEE

We impose a $50 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $75,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $75,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  PREMIUM TAXES

On the annuity date, we deduct a charge for any premium taxes imposed by a state or local government. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.

  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

  CONTRACT VALUE CREDIT

If on the last business day of each month and upon termination of the Contract your contract value is $250,000 or greater, we determine the amount of your Contract Value Credit. We will add the sum of the Contract Value Credits determined for each month within a calendar quarter (and termination period) to your contract value on the last business day of each calendar quarter (and upon termination of the Contract). The amount of Contract Value Credits, how they are determined, and the circumstances under which they may be credited are described under "Contract Value Credit".

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS AND CREDITS".

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. However, you may not transfer contract value into the Roszel/Levin Large Cap Value subaccount if your Contract was issued on or after June 18, 2003; the Roszel/Credit Suisse International subaccount if your Contract was issued on or after August 1, 2003; the Roszel/Sound Large Cap Core subaccount if your Contract was issued on or after October 17, 2003; the Roszel/Valenzuela Mid Cap Value subaccount if your Contract was issued on or after February 3, 2004; or the Roszel/MLIM Relative Value subaccount if your Contract was issued on or after March 16, 2004. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers Among Subaccounts".) We may impose additional restrictions on transfers. (See "Transfers Among Subaccounts -- Disruptive Trading.")

Two specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - We offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in Fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - You may choose to participate in a Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each calendar year in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

You can withdraw money from the Contract at any time during the contract year. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Systematic Withdrawal Program".

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment performance, this Contract provides a guaranteed minimum death benefit ("GMDB") if you die before the annuity date.

The death benefit equals the greatest of: premiums less adjusted withdrawals; the contract value; or the Maximum Anniversary Value GMDB. If you previously elected the Estate Enhancer benefit, any amount thereunder will be added to the death benefit.

The Maximum Anniversary Value GMDB equals the greater of premiums less "adjusted" withdrawals or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. An anniversary value is calculated through the earlier of the owner's attained age 80 or date of death.

You can find more detailed information about the death benefit, the limitations that apply, and how it is calculated under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date, and payments will continue according to the annuity option selected. You can select an annuity date but that date cannot be earlier than the first Contract Anniversary nor later than the first day of the month following the annuitant's 95th birthday. If you do not select an annuity date, the annuity date for non-qualified Contracts is the first day of the month following the annuitant's 95th birthday. The annuity date for IRA or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2. You may change the scheduled annuity date at any time before annuity payments begin.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY RIGHT TO REVIEW

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................  None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)................................................  None
Transfer Fee(1).............................................   $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Fee(2)......................................   $50
Separate Account Annual Expenses (as a % of average Separate
  Account value)
     Current and Maximum Asset-Based Insurance Charge(3)....  1.85%
Additional Death Benefit Charge(4)..........................  0.25%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

             RANGE OF EXPENSES FOR THE FUNDS(5)               MINIMUM       MAXIMUM
             ----------------------------------               -------       -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................    .57%         9.10%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses -- after any
  contractual waivers or reimbursements of fees and
  expenses)(6)..............................................    .57%         1.15%

---------------

(1) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(2) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $75,000.

(3) If your contract value is $250,000 or greater on specified dates, a Contract Value Credit will be added to your contract value that effectively reduces the rate of this charge. This potential reduction is not reflected in the fee table.

(4) An additional annual charge is assessed if the Estate Enhancer benefit was combined with either the Maximum Anniversary Value GMDB or Premiums Compounded at 5% GMDB. The charge will be assessed at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider. We won't deduct this charge after the annuity date.

(5) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2003 or estimated for the current year. Current or future expenses may be greater or less than those shown.

(6) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold for a limited period of time ending no earlier than December 31, 2004. For more information about these arrangements, consult the prospectuses for the Funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses, the Additional Death Benefit Charge, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $335    $2,530    $4,463     $8,349

     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $276    $  847    $1,444     $3,058

Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.

The Example does not reflect the $50 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. They assume that the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the ML Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (besides the ML Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account C (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Account on November 16, 2001. It is governed by Arkansas law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the Federal securities laws. The Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

There are 17 subaccounts currently available through the Account. We have closed the subaccounts investing in the following Funds to allocations of premiums and transfers of contract value:

     - The Roszel/Levin Large Cap Value Portfolio for Contracts issued on or after June 18, 2003;

     - The Roszel/Credit Suisse International Portfolio for Contracts issued on or after August 1, 2003;

     - The Roszel/Sound Large Cap Core Portfolio for Contracts issued on or after October 17, 2003;

     - The Roszel/Valenzuela Mid Cap Value Portfolio for Contracts issued on or after February 3, 2004; and

     - The Roszel/MLIM Relative Value Portfolio for Contracts issued on or after March 16, 2004.

For each of these subaccounts, if you purchased your Contract before the noted date, you may continue to allocate premiums and transfer contract value to the respective subaccount. If you purchased your Contract after the noted date, you may not allocate premiums or transfer contract value to that subaccount.

All subaccounts invest in a corresponding portfolio of the MLIG Variable Insurance Trust or the Merrill Lynch Variable Series Funds, Inc. Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract may have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of any similarly named Fund available through the Contract.

                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.

The investment adviser or subadviser of a Fund (or their affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages currently range from 0.25% to 0.35%.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

MLIG VARIABLE INSURANCE TRUST

The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers sixteen of its separate investment portfolios ("Portfolios") to the Account. We generally seek to make available under the Contracts subaccounts that invest in Portfolios of the MLIG Trust that are subadvised by investment managers that are part of the Merrill Lynch Consults managed brokerage account program (the "Program") offered by our affiliate MLPF&S. However, at times, an investment manager may be placed "on hold" in the Program. An investment manager may be placed on hold for a variety of reasons including changes in key personnel, changes in investment process, performance, or other factors. During any period that an investment manager is "on hold," its investment team, process, and performance are being evaluated.

In order to keep the investment options under the Contract aligned with the Program, we may close a subaccount to allocations of premiums and transfers of contract value for Contracts issued on or after a specified date if that subaccount invests in a MLIG Trust Portfolio whose subadviser is an investment manager placed "on hold" within the Program by MLPF&S. Currently, the subaccounts investing in the following Portfolios are closed to allocations of premiums and transfers of contract value for Contracts issued after the dates shown:

     - The Roszel/Levin Large Cap Value Portfolio for Contracts issued on or after June 18, 2003;

     - The Roszel/Credit Suisse International Portfolio for Contracts issued on or after August 1, 2003;

     - The Roszel/Sound Large Cap Core Portfolio for Contracts issued on or after October 17, 2003;

     - The Roszel/Valenzuela Mid Cap Value Portfolio for Contracts issued on or after February 3, 2004; and

     - The Roszel/MLIM Relative Value Portfolio for Contracts issued on or after March 16, 2004.

For each of these subaccounts, if you purchased your Contract before the noted date, you may continue to allocate premiums and transfer contract value to the respective subaccount. If you purchased your Contract after the noted date, you may not allocate premiums or transfer contract value to that subaccount.

Roszel Advisors, LLC ("Roszel Advisors"), located at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534, serves as the investment manager of the MLIG Trust and each of the Portfolios. As investment manager, Roszel Advisors is responsible for overall management of the Trust and retains subadvisers ("advisers") to manage the assets of each Portfolio according to its investment objective and strategies. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.

ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes are undervalued by the market. The adviser's approach is to invest in stocks and sectors that it believes the market systematically misprices. The adviser emphasizes quantitative analysis of companies and seeks to identify one or more catalysts that are likely to increase a company's earnings over the next several years. On the quantitative side, normalized earnings are a key factor in assessing a security's potential future value. The adviser uses macroeconomic and benchmark factors to manage risk and maximize risk-adjusted return for the Portfolio.

ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes are undervalued by the market. The adviser emphasizes fundamental analysis of companies and selects companies it believes have strong proprietary products or services, sell at a discount to private market value and/or have new products or developments. The adviser seeks to minimize performance volatility vis-a-vis the Russell 1000 Index, the Portfolio's performance benchmark. In this regard, avoiding "downside" risk is often as important to the adviser as pursuing "upside" potential.

The subaccount investing in the Roszel/Levin Large Cap Value Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after June 18, 2003. This subaccount was placed "on hold" on June 18, 2003, when Phil Friedman was named co-manager alongside Jack Murphy.

ROSZEL/MLIM RELATIVE VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes are undervalued by the market. The adviser uses a proprietary multi-factor screen to identify undervalued securities. Securities must meet or exceed a minimum qualifying score in order to be considered for further analysis. The adviser generally stays within sector limits to avoid overweighting or underweighting any sector by more than 50% in comparison with the S&P 500 Index.

The subaccount investing in the Roszel/MLIM Relative Value Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after March 16, 2004. This subaccount was placed "on hold" on March 16, 2004, because of the resignation from MLIM of four key members of the portfolio management team. Senior Portfolio Manager Ty Nutt and portfolio managers Robert Vogel, Jr., Anthony Lombardi, and Jordan Irving left MLIM to join another investment management firm. A team led by Senior Portfolio Manager Joel Heymsfeld is now responsible for the MLIM Relative Value strategy. Current contributing Relative Value research analysts Richard Franzen, Robert N. Moses, Jr., and Jacob L. Silady will support Mr. Heymsfeld.

ROSZEL/SOUND LARGE CAP CORE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes have a potential to earn a high return on capital and/or are undervalued by the market. The adviser uses a disciplined sector weighting approach by which it divides the securities in the S&P 500 Index, the Portfolio's performance benchmark, into ten sectors and adjusts the weightings of investments in these sectors such that they do not deviate more than 5% from the benchmark's weightings. The adviser then seeks certain securities within a sector that it believes offer better than average growth and earnings prospects. Within this 5% tolerance, the adviser may overweight or underweight investments in various sectors when it believes the sectors may outperform or underperform the benchmark.

The subaccount investing in the Roszel/Sound Large Cap Core Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after October 17, 2003. This subaccount was placed "on hold" on October 17, 2003, because of changes in the investment team and resulting alterations of the investment process. Robert Pyles, Chief Investment Officer, was replaced by another member of the team, Robert Wylie.

ROSZEL/INVESCO-NAM LARGE CAP CORE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes have a potential to earn a high return on capital and/or are undervalued by the market. The adviser's approach is to blend some characteristics of value investing style with those of a growth investing style in seeking stocks with market capitalizations greater than $2 billion. Under normal market conditions, "value" stocks and "growth" stocks each make up between 35% and 65% of the Portfolio's total assets. Using a quantitative approach, the adviser constructs the Portfolio using stocks having one or more of the following three characteristics: low share price-to-earnings ratios, high yields, or sustained high rates of earnings growth. Investments in each category comprise between 20% and 50% of the Portfolio.

ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects. The adviser's approach is to find companies that are experiencing positive change that is timely and sustainable. Following a comprehensive risk evaluation, the adviser constructs an investment portfolio from among the securities of such companies.

ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities of companies that the adviser believes have a potential for competitive earnings growth rates. Generally such securities are those of well-established companies with strong business franchises and favorable long-term growth prospects. The adviser's approach is to select companies with a minimum of $5 billion market capitalization. The adviser focuses on the quality of a company's earnings and seeks those with historically consistent earnings and sustainable long-term growth rates. The adviser's goal is to provide above-average risk-adjusted returns as compared with its benchmarks. Avoiding "downside" risk is often as important to the adviser as is pursuing "upside" potential.

ROSZEL/SENECA LARGE CAP GROWTH PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects. The adviser's approach is to acquire a balanced mix of companies with stable demonstrated long-term growth and companies with expected acceleration in earnings growth. To identify companies that may experience an acceleration of earnings growth, the adviser often looks for those providing unanticipated increases in quarterly earnings and/or upward revisions in future earnings estimates. The adviser also uses various quantitative techniques to control risk. To limit portfolio volatility, no more than 5% of the Portfolio's total assets is invested in the securities of any single issuer. The Portfolio may include mid capitalization securities from time to time and may invest in a wide variety of income-bearing securities.

ROSZEL/VALENZUELA MID CAP VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in mid capitalization equity securities that the adviser believes are undervalued by the market. The adviser focuses on stock selection and valuation using both quantitative and qualitative analysis. The adviser's quantitative analysis uses financial data, mainly 3- to 5-year historical quarterly ratio analysis. Normally, the adviser follows about 180 issuers of mid capitalization securities using approximately 25 different financial ratios. The adviser's qualitative analysis of companies includes interviewing a company's management as well as its customers, competitors, and suppliers, about issues raised by the adviser's quantitative analysis. From this, the adviser compiles a purchase list with buy and sell target prices of about 100 stocks.

The subaccount investing in the Roszel/Valenzuela Mid Cap Value Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after February 3, 2004. This subaccount was placed "on hold" on February 3, 2004, because of the departure of Wendell Mackey, the portfolio manager who had day-to-day responsibility for the Roszel/Valenzuela Mid Cap Value Portfolio. Mr. Mackey left Valenzuela Capital Partners in mid-December, 2003 and Thomas Valenzuela, the firm's Chief Investment Officer, took over Mr. Mackey's portfolio management responsibilities at that time.

ROSZEL/SENECA MID CAP GROWTH PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high and sustainable earnings growth rates. The adviser's approach is to acquire a balanced mix of companies with stable long-term growth and companies with expected acceleration in earnings growth. To identify companies that may experience an acceleration of earnings growth, the adviser often looks for those providing unanticipated increases in quarterly earnings and/or upward revisions in future earnings estimates. The adviser also uses various quantitative measures to control risks. In addition to equity securities, the Portfolio also may invest in a variety of income-bearing securities.

ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The adviser uses a value investing style that emphasizes qualitative factors over quantitative ones. Although the adviser uses traditional quantitative methods such as cash flow analysis to identify undervalued securities, it focuses on seeking stocks under temporary selling pressure or those of special situation companies such as turnaround candidates or companies expected to outperform their peers due to changes in the economic cycle. The adviser also looks for companies with potential catalysts to unlock or improve profitability. Typical catalysts are: new management, renewed management focus, improving fundamentals, industry consolidation and company restructuring. The adviser generally tries to maintain the Portfolio's dollar weighted median capitalization at or near that of its benchmark, the Russell 2000 Value Index.

ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO (FORMERLY THE ROSZEL/NEUBERGER BERMAN SMALL CAP GROWTH PORTFOLIO). The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in small capitalization and mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The adviser uses a growth investing style, seeking small and mid size companies that offer substantial opportunities for long-term price appreciation because they are poised to benefit from changing and dominant social and political trends. The adviser evaluates a company's management, product development and sales and earnings. The adviser uses a "bottom-up" approach for this evaluation and seeks market leaders, strong product cycles, innovative concepts and industry trends.

ROSZEL/LAZARD INTERNATIONAL PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in equity securities of foreign issuers that the adviser believes are undervalued by the market. The adviser uses a relative value investing style to seek financially productive securities that are undervalued relative to their respective industries and peers based on their earnings, cash flow or asset values. The adviser invests in securities of relatively large established foreign issuers located in economically developed countries.

ROSZEL/CREDIT SUISSE INTERNATIONAL PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in equity securities of foreign issuers that the adviser believes have a potential for strong earnings growth rates. The adviser uses a style that combines favorable growth prospects with attractive valuations, or a "growth at a reasonable price" strategy. The adviser invests in securities of a wide variety of well established foreign issuers, including depository receipts.

The subaccount investing in the Roszel/Credit Suisse International Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after August 1, 2003. This subaccount was placed "on hold" on August 1, 2003 after the departure of lead portfolio manager Vincent McBride and two other members of the international investment team. Nancy Nierman, who was directly responsible for the Roszel/Credit Suisse International Portfolio, now oversees the international investment process.

ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO. The Portfolio seeks as high a level of income as is consistent with investment in Government securities. The Portfolio invests primarily in Government securities and generally maintains an average portfolio duration of three to eight years. The Portfolio seeks to maintain a relatively stable level of income and to limit share price volatility. The adviser seeks to manage the duration of portfolio investments to achieve an optimal balance of yield and corresponding interest rate risk. Similarly, the adviser often seeks higher yields from investments in mortgage-related Government securities when it can do so without taking on excessive prepayment/extension risk. In this regard, mortgage-related Government securities may make up a substantial portion of the Portfolio's assets.

ROSZEL/MLIM FIXED-INCOME PORTFOLIO. The Portfolio seeks as high a level of total return as is consistent with investment in high-grade income-bearing securities. The Portfolio invests primarily in high-grade income-bearing securities and seeks to maintain total return through duration management and sector rotation consistent with the adviser's outlook of future interest rate changes. The Portfolio generally maintains an average portfolio duration of three to six years. It generally maintains an average credit quality of A or better. The Portfolio invests in a wide variety of income-bearing securities including mortgage-backed securities.

MLIG VARIABLE INSURANCE TRUST SUBADVISERS

The following chart lists the subadviser for each Portfolio in the MLIG Trust:

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                   PORTFOLIO                   SUBADVISER
---------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio  Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------
 Roszel/Levin Large Cap Value Portfolio        John A. Levin & Co., Inc.
---------------------------------------------------------------------------------------------
 Roszel/MLIM Relative Value Portfolio          Merrill Lynch Investment Managers, L.P.
---------------------------------------------------------------------------------------------
 Roszel/Sound Large Cap Core Portfolio         Sound Capital Partners
---------------------------------------------------------------------------------------------
 Roszel/INVESCO-NAM Large Cap Core             INVESCO-National Asset Management Group
 Portfolio
---------------------------------------------------------------------------------------------
 Roszel/Nicholas-Applegate Large Cap Growth    Nicholas-Applegate Capital Management, LLC
 Portfolio
---------------------------------------------------------------------------------------------
 Roszel/Rittenhouse Large Cap Growth Portfolio Rittenhouse Asset Management, Inc.
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 Roszel/Seneca Large Cap Growth Portfolio      Seneca Capital Management LLC
---------------------------------------------------------------------------------------------
 Roszel/Valenzuela Mid Cap Value Portfolio     Valenzuela Capital Partners LLC
---------------------------------------------------------------------------------------------
 Roszel/Seneca Mid Cap Growth Portfolio        Seneca Capital Management LLC
---------------------------------------------------------------------------------------------
 Roszel/NWQ Small Cap Value Portfolio          NWQ Investment Management Company
---------------------------------------------------------------------------------------------
 Roszel/Delaware Small-Mid Cap Growth          Delaware Management Company*
 Portfolio
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 Roszel/Lazard International Portfolio         Lazard Asset Management LLC
---------------------------------------------------------------------------------------------
 Roszel/Credit Suisse International Portfolio  Credit Suisse Asset Management, LLC
---------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Government Securities      Lord, Abbett & Co. LLC
 Portfolio
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 Roszel/MLIM Fixed-Income Portfolio            Merrill Lynch Investment Managers, L.P.
---------------------------------------------------------------------------------------------

* Effective March 3, 2003, Delaware Management Company replaced Neuberger Berman Management, Inc. as investment subadviser.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of the ML Domestic Money Market V.I. Fund to the Account.

Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the ML Domestic Money Market V.I. Fund. MLIM is also the subadviser to the Roszel/MLIM Relative Value and Roszel/MLIM Fixed-Income Portfolios of MLIG Variable Insurance Trust. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd., (all of which may operate under the name, "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $513 billion in investment company and other portfolio assets under management as of March 31, 2004. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by the Fund for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by the Domestic Money Market V.I. Fund in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for the Domestic Money Market V.I. Fund is set forth below.

DOMESTIC MONEY MARKET V.I. FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may be extremely low and possibly negative.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                        CHARGES, DEDUCTIONS AND CREDITS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. We add the credit described below to your contract value in certain circumstances where we realize cost reductions and administrative efficiencies. This credit, if any, will effectively reduce the amount of the annual asset-based insurance charge we collect.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.85% annually. It will never exceed 1.85%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a GMDB under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment, administration and distribution of the Contract, including programs like transfers and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, administration and distribution, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit.

ADDITIONAL DEATH BENEFIT CHARGE

If you elected to combine the Estate Enhancer benefit with either the Maximum Anniversary Value GMDB or Premiums Compounded at 5% GMDB, you will pay an annual additional charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value. Since the Estate Enhancer benefit is no longer available, this change does not apply to newly issued Contracts.

CONTRACT FEE

We may charge a $50 contract fee each year. We will only impose this fee at the end of each contract year and upon termination if the greater of contract value, or premiums less withdrawals, is less than $75,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $75,000), we will not impose this fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than at the end of each contract year.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $150 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Rebalancing Program", and "Transfers Among Subaccounts".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset value, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

CONTRACT VALUE CREDIT

We may add a Contract Value Credit to your contract value if your contract value reaches certain levels as shown below. The contract values of multiple contracts (including other contracts issued by us or an affiliate) cannot be added together to reach these levels. The amount, if any, is added on the last business day of each calendar quarter as the sum of Contract Value Credits determined for each month within that calendar quarter. Contract Value Credits, if any, will also be credited on a pro rata basis upon termination of the Contract due to full withdrawal, annuitization, or receipt of due proof of death. Contract Value Credits are determined as follows:

     (a) Determine the Contract Value on the last business day of the month or date of Contract termination ("Calculation Date")

     (b) Allocate the Contract Value among the tiers shown below

     (c) Multiply the amount in each tier by the corresponding annual credit percentage

     (d) Sum the results of each tier

     (e) Multiply the number of days that the Contract was in force since the last Calculation Date (excluding the contract date)

     (f)  Divide by 365

                    CONTRACT VALUE TIER                       ANNUAL CREDIT PERCENTAGE
                    -------------------                       ------------------------
Less than $250,000..........................................           0.00%
Next $250,000...............................................           0.20%
Next $250,000...............................................           0.30%
Next $250,000...............................................           0.40%
Next $1,000,000.............................................           0.50%
Next $3,000,000.............................................           0.65%
Excess over $5,000,000......................................           0.75%

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If your Contract is held in a qualified plan, you should consult with a qualified tax advisor regarding these designations.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.

Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When the Contract is issued in exchange for another contract that was co-owned by non-spouses, the Contract will be issued with non-spousal co-owners. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified contracts, so you should consult with a qualified tax adviser before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you (and any co-owner) are less than 80 years old. Annuitants on nonqualified Contracts must be less than 80 years old when we issue the Contract. For qualified Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $75,000 or more. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject subsequent premium payments for any other reason.

The Contract is available as a non-qualified contract or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $50 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Rebalancing Program, premiums will be allocated based on the subaccounts and percentages you have selected for the program. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this program at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the contract date, we'll hold all premiums in the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the contract date in the subaccounts you selected.)

Currently, you may allocate your premium among all of the available subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the NWQ Small Cap Value Subaccount, 58% allocated to the Lazard International Subaccount, and 30% to the Lord Abbett Government Securities Subaccount. However, you may not allocate 33 1/3% to the NWQ Small Cap Value Subaccount and 66 2/3% to the Lord Abbett Government Securities Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments, transfers into a subaccount, or Contract Value Credits, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any additional death benefit charge, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, amount transferred into the subaccount, or Contract Value Credit by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment, transfer, or Contract Value Credit is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any additional death benefit charge, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner, provided the owner is a natural person, may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS

     GENERAL

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program" and "Rebalancing Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING

Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. We will notify any such contract owner in writing (by mail to the address of record on file with us) of the restrictions that will apply to future transfers under a Contract. Such contract owners will receive one warning prior to imposition of any restrictions on transfers. Potential transfer restrictions may include refusing to execute future transfer requests that violate our Disruptive Trading Procedures or requiring all future transfer requests to be submitted through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, or other electronic means). Because we have adopted our Disruptive Trading Procedures as a prophylactic measure to protect contract owners from the potential adverse effects of harmful trading activity, please keep in mind that we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or Federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.

DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we get proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may make lump-sum withdrawals from the Contract at any time during the contract year. In addition, you may make systematic withdrawals, discussed below. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Certain withdrawals from Roth IRAs are tax-free, and withdrawals from tax sheltered annuities are not generally permitted before age 59 1/2, death, disability, separation from service or hardship. (See "Federal Income Taxes".)

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center. You may withdraw money by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable contract fee, minus any applicable additional death benefit charge, plus any applicable Contract Value Credits, and minus any applicable charge for premium taxes. (See "Charges, Deductions and Credits.") Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Certain surrenders of Roth IRAs are tax-free, and surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a nonqualified Contract, the new owner or annuitant must be less than 80 years old. For qualified Contracts, if you change the owner or annuitant, the new owner or annuitant must be less than 70 1/2 years old.

The Estate Enhancer benefit will terminate upon a non-spousal ownership change, or upon a spousal ownership change where the new spousal owner was over attained age 75 as of the effective date of the Estate Enhancer rider. Any applicable additional death benefit charge will be deducted on the date that the Estate Enhancer benefit terminates.

You may change the owner of the Contract to your spouse without terminating the Estate Enhancer benefit provided that your spouse is younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse on the effective date, if older than the oldest owner since that date.

If the Estate Enhancer benefit terminates and you did not elect the Estate Enhancer benefit in combination with either the Maximum Anniversary Value GMDB or the Premiums Compounded at 5% GMDB, the asset-based insurance charge will not be reduced. This results in a loss of benefits without a corresponding reduction in charges.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit ("GMDB") to the beneficiary if you die before the annuity date. The GMDB for newly issued Contracts is the Maximum Anniversary Value. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following receipt of a certified death certificate, whichever is sooner.

If the age of an owner or annuitant, if the owner is a non-natural person, is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds, including any Estate Enhancer benefit, are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)

EXISTING CONTRACT OWNERS PLEASE NOTE: The death benefit applicable to your Contract may vary from the description in the text below. Prior to December 12, 2002, we offered several death benefit options. If you applied for your Contract prior to that date, you may have selected Premiums Compounded at 5% GMDB or Estate Enhancer benefit with Return of Premium GMDB as your death benefit or you may have added the Estate Enhancer as an optional benefit to your Contract.

If you elected Premiums Compounded at 5% GMDB as your death benefit, see APPENDIX A for a description of the death benefit that applies to your Contract.

If you elected the Estate Enhancer with the Return of Premium GMDB as your death benefit, see APPENDIX B for a description of the death benefit that applies to your Contract.

If you elected the Estate Enhancer benefit and added it to the Maximum Anniversary Value GMDB or the Premiums Compounded at 5% GMDB, see APPENDIX C for a description of how the Estate Enhancer benefit will affect your death benefit.

If you would like assistance in determining which death benefit applies to your Contract, please refer to the Contract or contact the Service Center at (800) 535-5549.

     CALCULATION OF DEATH BENEFIT

The death benefit is equal to the greatest of:

     (i)  the contract value;

     (ii) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (iii) the Maximum Anniversary Value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:
a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears immediately above this section.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's age, will be used to determine any age limitations that apply in calculating the Maximum Anniversary Value.

We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE GMDB, SEE APPENDIX D.

SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date (except under tax sheltered annuities). Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. If the death benefit, including any Estate Enhancer benefit, which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by any excess of the death benefit over your contract value multiplied by the ratio of your contract value in each subaccount available for investment to your total contract value in the subaccounts available for investment prior to the increase.

If the surviving spouse is attained age 75 or younger on the date he or she elects to continue the Contract, the Estate Enhancer benefit will also be continued, if applicable. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations described under the Estate Enhancer benefit will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purpose of these calculations.

If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, the Estate Enhancer benefit will terminate. If the Estate Enhancer benefit terminates and you did not elect the Estate Enhancer benefit in combination with either the Maximum Anniversary Value GMDB or the Premiums Compounded at 5% GMDB, the asset-based insurance charge will not be reduced. This results in a loss of benefits without a corresponding reduction in charges.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the first day of the month following the annuitant's 95th birthday. However, you may specify an earlier annuity date but that date cannot be before the first Contract Anniversary. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the annuitant reaches age 95 (age 70 1/2 for an IRA Contract or tax sheltered annuity). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the Internal Revenue Code or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value less any applicable premium tax (reduced by any additional death benefit charge collected upon termination and increased by any Contract Value Credit paid upon termination) on the annuity date to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; or (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a non-qualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to qualified contracts. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premium payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified Contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your "investment in the contract."

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit should be treated as a taxable death benefit, we believe that for Federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g. as investment protection benefit) and that any charges under the Contract for the Estate Enhancer benefit should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of any charge for the Estate Enhancer benefit should be deemed a taxable distribution to you. Although we do not believe that any fees associated with the Estate Enhancer benefit should be treated as taxable withdrawals, you should consult your tax advisor regarding the Estate Enhancer benefit.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if an owner isn't an individual);

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, ANNUITY DATES, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend this discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase either as an IRA or through an established IRA custodial account with MLPF&S. Subject to special rules, an individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Subject to special rules, an individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Subject to special rules, total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether certain death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. The Estate Enhancer benefit was not available with an IRA or Roth IRA.

TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. "Eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Certain death benefit provisions in the Contract could be characterized as providing an incidental death benefit, the amount of which is limited in any tax sheltered annuity. Individuals using the Contract in connection with such plans should consult their tax advisors as certain death benefit provisions may exceed this limitation. The Estate Enhancer benefit was not available with a tax sheltered annuity.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. The Merrill Lynch Life Agencies also pay the District Annuity Specialists a portion of the commissions they receive for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 1.10% of each premium and up to 1.10% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 2.40% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 0.64% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.18% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS

The financial statements of the Account as of December 31, 2003, and for the period ended December 31, 2003, and our financial statements as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, included in the Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included in the Statement of Additional Information and incorporated by reference herein, and have been so included and incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)+

                                      ROSZEL/LORD             ROSZEL/LEVIN              ROSZEL/MLIM             ROSZEL/SOUND
                                   ABBETT LARGE CAP            LARGE CAP              RELATIVE VALUE             LARGE CAP
                                    VALUE PORTFOLIO        VALUE PORTFOLIO**          PORTFOLIO******        CORE PORTFOLIO***
                                 ---------------------   ----------------------   -----------------------   --------------------
                                  1/1/03      7/1/02      1/1/03       7/1/02       1/1/03       7/1/02      1/1/03      7/1/02
                                    TO          TO          TO           TO           TO           TO          TO          TO
                                 12/31/03    12/31/02    12/31/03     12/31/02     12/31/03     12/31/02    12/31/03    12/31/02
                                 ---------   ---------   ---------   ----------   -----------   ---------   ---------   --------
(1) Accumulation unit value at
    beginning of period (a)....  $    9.87   $   10.00   $    8.43   $   10.00    $      9.35   $   10.00   $    8.96   $  10.00
(2) Accumulation unit value at
    end of period..............  $   12.59   $    9.87   $   10.70   $    8.43    $     11.61   $    9.35   $   11.17   $   8.96
(3) Number of accumulation
    units outstanding at end of
    period.....................  842,418.5   561,445.4   296,473.5   259,622.2    1,345,902.6   657,788.5    77,179.9   47,199.5

                                    ROSZEL/INVESCO-        ROSZEL/NICHOLAS-
                                     NAM LARGE CAP       APPLEGATE LARGE CAP
                                    CORE PORTFOLIO         GROWTH PORTFOLIO
                                 ---------------------   --------------------
                                  1/1/03      7/1/02      1/1/03      7/1/02
                                    TO          TO          TO          TO
                                 12/31/03    12/31/02    12/31/03    12/31/02
                                 ---------   ---------   ---------   --------
(1) Accumulation unit value at
    beginning of period (a)....  $    8.80   $   10.00   $    8.83   $  10.00
(2) Accumulation unit value at
    end of period..............  $   10.79   $    8.80   $   10.87   $   8.83
(3) Number of accumulation
    units outstanding at end of
    period.....................  219,346.1   170,151.2   121,268.1   51,714.8

                                          ROSZEL/RITTENHOUSE          ROSZEL/SENECA           ROSZEL/SENECA
                                               LARGE CAP                LARGE CAP                MID CAP
                                           GROWTH PORTFOLIO         GROWTH PORTFOLIO        GROWTH PORTFOLIO
                                        -----------------------   ---------------------   ---------------------
                                          1/1/03       7/1/02      1/1/03      7/1/02      1/1/03      7/1/02
                                            TO           TO          TO          TO          TO          TO
                                         12/31/03     12/31/02    12/31/03    12/31/02    12/31/03    12/31/02
                                        -----------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
    beginning of period (a)...........  $      9.03   $   10.00   $    8.89   $   10.00   $    8.54   $   10.00
(2) Accumulation unit value at end of
    period............................  $     10.59   $    9.03   $   11.02   $    8.89   $   10.91   $    8.54
(3) Number of accumulation units
    outstanding at end of period......  1,080,182.2   721,945.5   349,649.5   252,860.7   339,646.8   205,429.9

                                          ROSZEL/VALENZUELA          ROSZEL/NWQ            ROSZEL/DELAWARE
                                               MID CAP                SMALL CAP             SMALL-MID CAP
                                         VALUE PORTFOLIO****       VALUE PORTFOLIO        GROWTH PORTFOLIO*
                                        ---------------------   ---------------------   ---------------------
                                         1/1/03      7/1/02      1/1/03      7/1/02      1/1/03      7/1/02
                                           TO          TO          TO          TO          TO          TO
                                        12/31/03    12/31/02    12/31/03    12/31/02    12/31/03    12/31/02
                                        ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
    beginning of period (a)...........  $    7.89   $   10.00   $    7.67   $   10.00   $    7.55   $   10.00
(2) Accumulation unit value at end of
    period............................  $   10.26   $    7.89   $   11.54   $    7.67   $   10.10   $    7.55
(3) Number of accumulation units
    outstanding at end of period......  474,470.8   386,559.5   441,030.3   257,884.2   238,053.1   175.853.5

                                                               ROSZEL/CREDIT SUISSE      ROSZEL/LORD ABBETT
                                          ROSZEL/LAZARD            INTERNATIONAL        GOVERNMENT SECURITIES
                                     INTERNATIONAL PORTFOLIO      PORTFOLIO*****              PORTFOLIO
                                     -----------------------   ---------------------   -----------------------
                                       1/1/03       7/1/02      1/1/03     7/1/02**      1/1/03       7/1/02
                                         TO           TO          TO          TO           TO           TO
                                      12/31/03     12/31/02    12/31/03    12/31/02     12/31/03     12/31/02
                                     ----------   ----------   ---------   ---------   -----------   ---------
(1) Accumulation unit value at
    beginning of period (a)........  $    8.85    $   10.00    $    8.83   $   10.00   $     10.47   $   10.00
(2) Accumulation unit value at end
    of period......................  $   11.21    $    8.85    $   11.60   $    8.83   $     10.47   $   10.47
(3) Number of accumulation units
    outstanding at end of period...  320,651.9    117,103.8    291,619.8   263.792.2   1,189,858.0   867,091.4

                                                                      ML DOMESTIC
                                            ROSZEL/MLIM            MONEY MARKET V.I.
                                      FIXED-INCOME PORTFOLIO             FUND
                                     -------------------------   ---------------------
                                       1/1/03        7/1/02       1/1/03      7/1/02
                                         TO            TO           TO          TO
                                      12/31/03      12/31/02     12/31/03    12/31/02
                                     -----------   -----------   ---------   ---------
(1) Accumulation unit value at
    beginning of period (a)........  $     10.18   $     10.00   $    9.97   $   10.00
(2) Accumulation unit value at end
    of period......................  $     10.23   $     10.18   $    9.86   $    9.97
(3) Number of accumulation units
    outstanding at end of period...  1,730,141.3   1,108,135.3   336,476.8   852,609.8

---------------

+      Merrill Lynch Life commenced sales of Consults Annuity on July 1, 2002.

* Roszel/Delaware Small-Mid Cap Portfolio was formerly named Roszel/Neuberger Berman Small Cap Growth Portfolio.
** The subaccount investing in the Roszel/Levin Large Cap Value Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after June 18, 2003.
*** The subaccount investing in the Roszel/Sound Large Cap Core Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after October 17, 2003.
**** The subaccount investing in the Roszel/Valenzuela Mid Cap Value Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after February 3, 2004.
***** The subaccount investing in the Roszel/Credit Suisse International Portfolio is closed to allocations of premium and transfers of contract value for Contracts issued on or after August 1, 2003.
****** The subaccount investing in the Roszel/MLIM Relative Value Portfolio is closed to allocations of premiums and transfers of contract value for Contracts issued on or after March 16, 2004.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                   APPENDIX A

     PREMIUMS COMPOUNDED AT 5% GMDB

If you chose the Premiums Compounded at 5% GMDB, the GMDB is equal to:

     (i) premiums paid into the Contract with interest compounded daily from the date of receipt of premium to yield 5% annually, less

     (ii) "adjusted" withdrawals from the Contract with interest compounded daily from the date of withdrawal to yield 5% annually.

Interest will continue to be credited until the earliest of the older contract owner's attained age 80, the last day of the twentieth contract year or the date of death.

You may withdraw up to 5% of the value of the Premiums Compounded at 5% GMDB at the beginning of each Contract Year and withdrawals will be "adjusted" so that they reduce the Premiums Compounded at 5% GMDB dollar-for-dollar for that Contract Year.

Any withdrawal that causes the total of all withdrawals since the beginning of a Contract Year to exceed 5% of the Premiums Compounded at 5% GMDB as of the beginning of that Contract Year will be "adjusted" so that it reduces the GMDB proportionally. The adjustment is determined by multiplying the amount of the withdrawal by the ratio of the Premiums Compounded at 5% GMDB to the contract value, where both values are calculated immediately prior to the withdrawal. This adjustment may cause the Premiums Compounded at 5% GMDB to be reduced by more than the amount of the withdrawal.

We will calculate Premiums Compounded at 5% GMDB based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time that the 5% interest will compound. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Premiums Compounded at 5% GMDB at the time of ownership change, the period of time used in the calculation of the Premiums Compounded at 5% GMDB will be based on the age of the new owner at the time of ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Premiums Compounded at 5% GMDB as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

THE PURPOSE OF THE EXAMPLE ON THE NEXT PAGE IS TO ILLUSTRATE THE OPERATION OF THE PREMIUMS COMPOUNDED AT 5% GUARANTEED MINIMUM DEATH BENEFIT, IN PARTICULAR, THE CALCULATION OF "ADJUSTED" WITHDRAWALS. THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTS, INCLUDING INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.

EXAMPLE: Assume a 65 year-old person purchased a Contract on September 1, 2002 with the Premiums Compounded at 5% guaranteed minimum death benefit and made an initial payment of $100,000. The following chart depicts the impact of both withdrawals and investment performance on the death benefit at certain points over the life of the contract owner.

                                                                         TRANSACTIONS                CONTRACT   PREM. COMP.
                                                                      ------------------    ADJ.      VALUE        AT 5%
 DATE                                                                  PREM.     WITHDR.   WITHDR.     (CV)       (GMDB)
 ----                                                                 --------   -------   -------   --------   -----------
9/1/02  THE CONTRACT IS ISSUED                                        $100,000                       $100,000    $100,000

9/1/03  FIRST CONTRACT ANNIVERSARY                                                                   $103,500    $105,000
        Assume contract value increased by $3,500 due to positive
        investment performance.

1/1/04  OWNER TAKES A $5,250 WITHDRAWAL*                                         $5,250    $5,082    $96,250     $101,644
        Assume contract value decreased by $2,000 due to negative
        investment performance.
        Is withdrawal equal to or less than 5% of GMDB as of 9/1/03?
        $5,250 <= 5% of $105,000 = $5,250
        Adjusted withdrawal = withdrawal discounted for the number of days until the next contract anniversary at
        5% = $5,250/(1.05( 7/8)(243/365)) = $5,082
        GMDB as of 1/1/04 = GMDB as of 9/1/03 compounded at 5%
        interest for the number of days since the last anniversary less adjusted withdrawals = $105,000 X 1.05( 7/8)(122/365) -
        Adj. withdr. = $106,726 - $5,082 = $101,644
        This means that as long as withdrawals during the contract year do not exceed 5% of the last anniversary GMDB they will be adjusted as of the current date so that they will
        effectively reduce the next anniversary GMDB dollar for
        dollar. (see 9/1/2004 below)

9/1/04  SECOND CONTRACT ANNIVERSARY
        Assume contract value increased by $5,000 due to positive                                    $101,250    $105,000
        investment performance
        GMDB as of 9/1/04 = GMDB as of 9/1/03 compounded at 5%
        interest less the adjusted withdrawal as of 1/1/04
                            compounded at 5% interest for the number
                            of days since the withdrawal
        = 9/1/03 GMDB X 1.05 - adj. withdrawal X 1.05( 7/8)(243/365)
                        = $105,000 X 1.05 -
          $5,082 X 1.05 ( 7/8)(243/365) = $110,250 - $5,250 =
        $105,000
        Note that $5,250 withdrawal as of 1/1/04 reduces the
        9/1/2004 GMDB dollar for dollar.

     *  IF INSTEAD THE OWNER TOOK A WITHDRAWAL OF $10,000 AS OF                  $10,000   $10,515   $91,500     $ 96,211
        1/1/2004 THEN:
        Is withdrawal equal to or less than 5% of GMDB as of 9/1/03
        5% of $105,000 = $5,250
        Since the withdrawal exceeds 5% of the last anniversary
        GMDB, the withdrawal will be adjusted so that it
        proportionally reduces the GMDB
        Adjusted withdrawal = withdrawal X GMDB/CV (where all values are determined immediately prior to the withdrawal) = 10,000
        X $106,726/101,500 = 10,515
        GMDB = $105,000 X 1.05( 7/8)(122/365) - Adj. withdr. =
        $106,726 - $10,515 = $96,211

        DEATH BENEFIT
         (GREATER OF
           CV AND
 DATE       GMDB)
 ----   -------------
9/1/02    $100,000
9/1/03    $105,000
1/1/04    $101,644
9/1/04
          $105,000
     *    $ 96,211

                                   APPENDIX B

     ESTATE ENHANCER WITH RETURN OF PREMIUM GMDB

If you elected the Estate Enhancer benefit without adding it to either the Maximum Anniversary Value GMDB or the Premiums Compounded at 5% GMDB, a Return of Premium GMDB is provided. The Return of Premium GMDB is equal to:

     (i)  premiums paid into the Contract, less

     (ii) "adjusted" withdrawals from the Contract.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

                                   APPENDIX C

     ESTATE ENHANCER BENEFIT

If you elected the Estate Enhancer benefit, coverage in addition to your GMDB is provided. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit.

You cannot cancel the Estate Enhancer benefit (except in North Dakota). The Estate Enhancer benefit, however, will terminate if you annuitize or surrender the contract, upon certain ownership changes, or if the Contract otherwise terminates (See "Contract Changes").

THE AMOUNT OF THE ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS AND POOR PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.

The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date. The effective date is the contract date unless the Contract is continued under the spousal continuation provision, in which case the effective date is the date the surviving spouse elects to continue the Contract. If you are attained age 69 or under on the effective date, your benefit is equal to 45% of the Estate Enhancer gain (but not less than zero). In no event will the benefit exceed 45% of net premiums (excluding any premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person, and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums paid into the Contract. Net premiums equal the premiums paid into the Contract less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are attained age 70 or over on the contract date, the percentages are reduced from 45% to 30% in the calculation above.

See "Contract Changes" for the effect of an ownership change on the Estate Enhancer benefit.

THE PURPOSE OF THE EXAMPLE ON THE NEXT PAGE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES OR ANY CONTRACT VALUE CREDITS.

FACTS: Assume that a couple (ages 60 and 55) purchased a Contract on October 1, 2004 with the Estate Enhancer benefit, and makes an initial premium payment of $100,000. The Contract value as of receipt of due proof of death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.

Net Premiums................................................   $100,000
Contract Value..............................................   $300,000
Estate Enhancer Gain........................................   $200,000
Estate Enhancer benefit
Lesser of 45% of Estate Enhancer Gain ($90,000) or 45% of
  Net Premiums ($45,000)....................................   $ 45,000

* Assuming the contract value is greater than the GMDB, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

                                   APPENDIX D

EXAMPLE: The purpose of this example is to illustrate the operation of the Maximum Anniversary Value GMDB. You pay an initial premium of $100,000 on October 1, 2004 and a subsequent premium of $10,000 on April 1, 2006. You also make a withdrawal of $50,000 on May 1, 2006. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."

                                                                                                (A)          (B)          (C)
                                                                                             ---------   ------------   --------
                                                                           TRANSACTIONS        PREMS         MAX
                                                                        ------------------   LESS ADJ.   ANNIV. VALUE   CONTRACT
DATE                                                                     PREM.     WITHDR.   WITHDRWS.      (MAV)        VALUE
----                                                                    --------   -------   ---------   ------------   --------
10/01/04  THE CONTRACT IS ISSUED                                        $100,000             $100,000            $0     $100,000
          MAV is $0 until first contract anniversary
10/01/05  FIRST CONTRACT ANNIVERSARY                                                         $100,000      $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2005 = Contract value on
          10/1/2005 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/06  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000      $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2005 = contract value on
          10/1/2005 + premiums added since that anniversary = $110,000
          + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/06  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000      $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2005 = contract value on
          10/1/2005 + premiums added - adjusted withdrawals since that anniversary = $110,000 + $10,000 - $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum (MAV, prems -
          adj. withdrs.) / contract value
          = 50,000 maximum (120,000, 110,000) / 100,000
          = $50,000 x 120,000 / 100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/06  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000      $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2005 = $60,000
          Anniversary value for 10/1/2006 = contract value on
          10/1/2005 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/07  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000      $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2005 = $60,000
          Anniversary value for 10/1/2006 = contract value on
          10/1/2006 = $55,000
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000


DATE                 DEATH BENEFIT
----      -----------------------------------
10/01/04  $100,000 (maximum of (A), (B), (C))
10/01/05  $110,000 (maximum of (A), (B), (C))
04/01/06  $120,000 (maximum of (A), (B), (C))
05/01/06  $ 60,000 (maximum of (A), (B), (C))
10/01/06  $ 60,000 (maximum of (A), (B), (C))
10/01/07  $ 65,000 (maximum of (A), (B), (C))

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2004

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    5
Total Returns...............................................    6

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT C........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through the various Merrill Lynch Life Agencies.

For the years ended December 31, 2003 and 2002, Distributor received $339,778 and $654,111, respectively, in connection with the sale of the Contracts. Distributor did not receive any payments or commissions in connection with the sale of the Contracts in prior years. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2003 and 2002, Merrill Lynch Life paid administrative services fees of $33.4 million and $33.8 million, respectively. Merrill Lynch Life did not pay any administrative services fees in connection with the Account or the Contracts in prior years.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by:
(a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the ML Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

                                                               FUND           SUBACCOUNT
                                                             INCEPTION        INCEPTION
                         FUND                                  DATE              DATE
                         ----                            -----------------   ------------
Roszel/Lord Abbett Large Cap Value Portfolio             July 1, 2002        July 1, 2002
Roszel/Levin Large Cap Value Portfolio                   July 1, 2002        July 1, 2002
Roszel/MLIM Relative Value Portfolio                     July 1, 2002        July 1, 2002

                                                               FUND           SUBACCOUNT
                                                             INCEPTION        INCEPTION
                         FUND                                  DATE              DATE
                         ----                            -----------------   ------------
Roszel/Sound Large Cap Core Portfolio                    July 1, 2002        July 1, 2002
Roszel/INVESCO-NAM Large Cap Core Portfolio              July 1, 2002        July 1, 2002
Roszel/Nicholas-Applegate Large Cap Growth Portfolio     July 1, 2002        July 1, 2002
Roszel/Rittenhouse Large Cap Growth Portfolio            July 1, 2002        July 1, 2002
Roszel/Seneca Large Cap Growth Portfolio                 July 1, 2002        July 1, 2002
Roszel/Valenzuela Mid Cap Value Portfolio                July 1, 2002        July 1, 2002
Roszel/Seneca Mid Cap Growth Portfolio                   July 1, 2002        July 1, 2002
Roszel/NWQ Small Cap Value Portfolio                     July 1, 2002        July 1, 2002
Roszel/Delaware Small-Mid Cap Growth Portfolio*          July 1, 2002        July 1, 2002
Roszel/Lazard International Portfolio                    July 1, 2002        July 1, 2002
Roszel/Credit Suisse International Portfolio             July 1, 2002        July 1, 2002
Roszel/Lord Abbett Government Securities Portfolio       July 1, 2002        July 1, 2002
Roszel/MLIM Fixed-Income Portfolio                       July 1, 2002        July 1, 2002
ML Domestic Money Market V.I. Fund                       February 21, 1992   July 1, 2002

---------------
* Effective March 3, 2003, Delaware Management Company replaced Newberger Berman Management, Inc. as investment subadviser and the Fund's name was changed from the Roszel/Neuberger Berman Small Cap Growth Portfolio to the Roszel/Delaware Small-Mid Cap Growth Portfolio.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) -- 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account C, comprised of divisions investing in the Domestic Money Market V.I. Fund, Roszel / Credit Suisse International Portfolio, Roszel / Lazard International Portfolio, Roszel / Levin Large Cap Value Portfolio, Roszel / Lord Abbett Government Securities Portfolio, Roszel / Lord Abbett Large Cap Value Portfolio, Roszel / MLIM Fixed-Income Portfolio, Roszel / MLIM Relative Value Portfolio, Roszel / INVESCO-NAM Large Cap Core Portfolio, Roszel / Delaware Small-Mid Cap Growth Portfolio (formerly Roszel / Neuberger Berman Small Cap Growth Portfolio), Roszel / Nicholas-Applegate Large Cap Growth Portfolio, Roszel / NWQ Small Cap Value Portfolio, Roszel / Rittenhouse Large Cap Growth Portfolio, Roszel / Seneca Large Cap Growth Portfolio, Roszel / Seneca Mid Cap Growth Portfolio, Roszel / Sound Large Cap Core Portfolio, and Roszel / Valenzuela Mid Cap Value Portfolio (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                                                Roszel /
                                                                              Domestic           Credit            Roszel /
                                                                               Money              Suisse             Lazard
                                                                               Market         International      International
                                                                             V.I. Fund          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investment in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 3,318 shares
      (Cost $3,318)                                                     $           3,318  $                  $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / Credit Suisse International Portfolio, 284 shares
      (Cost $2,543)                                                                                    3,384

    Roszel / Lazard International Portfolio, 312 shares
      (Cost $2,962)                                                                                                       3,596
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $           3,318  $           3,384  $           3,596
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $           3,318  $           3,384  $           3,596
  Retained in Separate Account C by Merrill Lynch Life
    Insurance Company (Note 4)                                                          0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Net Assets                                                        $           3,318  $           3,384  $           3,596
                                                                        ==========================================================


See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                               Levin           Lord Abbett        Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Levin Large Cap Value Portfolio, 291 shares
      (Cost $2,462)                                                     $           3,172  $                  $

    Roszel / Lord Abbett Government Securities Portfolio, 1,205 shares
      (Cost $12,566)                                                                                  12,452

    Roszel / Lord Abbett Large Cap Value Portfolio, 822 shares
      (Cost $8,323)                                                                                                      10,609
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $           3,172  $          12,452  $          10,609
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $           3,172  $          12,452  $          10,609
  Retained in Separate Account C by Merrill Lynch Life
    Insurance Company (Note 4)                                                          0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Net Assets                                                        $           3,172  $          12,452  $          10,609
                                                                        ==========================================================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF ENDED DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                                MLIM               MLIM           INVESCO-NAM
                                                                               Fixed-           Relative           Large Cap
                                                                               Income             Value               Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / MLIM Fixed-Income Portfolio, 1,746 shares
      (Cost $17,693)                                                    $          17,699  $                  $

    Roszel / MLIM Relative Value Portfolio, 1,312 shares
      (Cost $12,727)                                                                                  15,621

    Roszel / INVESCO-NAM Large Cap Core Portfolio, 214 shares
      (Cost $2,003)                                                                                                       2,367
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $          17,699  $          15,621  $           2,367
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $          17,699  $          15,621  $           2,367
  Retained in Separate Account C by Merrill Lynch Life
    Insurance Company (Note 4)                                                          0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Net Assets                                                        $          17,699  $          15,621  $           2,367
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                              Delaware       Nicholas-Applegate       NWQ
                                                                             Small-Mid          Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Small-Mid Cap Growth Portfolio, 232 shares
      (Cost $1,952)                                                     $           2,404  $                  $

    Roszel / Nicholas-Applegate Large Cap Growth Portfolio, 118 shares
      (Cost $1,129)                                                                                    1,318

    Roszel / NWQ Small Cap Value Portfolio, 430 shares
      (Cost $3,608)                                                                                                       5,088
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $           2,404  $           1,318  $           5,088
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $           2,404  $           1,318  $           5,088
  Retained in Separate Account C by Merrill Lynch Life
    Insurance Company (Note 4)                                                          0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Net Assets                                                        $           2,404  $           1,318  $           5,088
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                            Rittenhouse           Seneca             Seneca
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Rittenhouse Large Cap Growth Portfolio, 1,051 shares
      (Cost $10,048)                                                    $          11,438  $                  $

    Roszel / Seneca Large Cap Growth Portfolio, 341 shares
      (Cost $3,281)                                                                                    3,852

    Roszel / Seneca Mid Cap Growth Portfolio, 331 shares
      (Cost $3,088)                                                                                                       3,707
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $          11,438  $           3,852  $           3,707
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $          11,438  $           3,852  $           3,707
  Retained in Separate Account C by Merrill Lynch Life
    Insurance Company (Note 4)                                                          0                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Net Assets                                                        $          11,438  $           3,852  $           3,707
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        =====================================
                                                                             Roszel /           Roszel /
                                                                               Sound            Valenzuela
                                                                             Large Cap           Mid Cap
                                                                                Core              Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Sound Large Cap Core Portfolio, 85 shares
      (Cost $832)                                                       $             977  $

    Roszel / Valenzuela Mid Cap Value Portfolio, 462 shares
      (Cost $3,833)                                                                                    4,868

                                                                        ---------------------------------------
Total Assets                                                            $             977  $           4,868
                                                                        =======================================

Net Assets
  Accumulation Units                                                    $             862  $           4,868
  Retained in Separate Account C by Merrill Lynch Life
    Insurance Company (Note 4)                                                        115                  0
                                                                        ------------------ ------------------

Total Net Assets                                                        $             977  $           4,868
                                                                        =======================================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                                                Roszel /
                                                                              Domestic            Credit           Roszel /
                                                                               Money              Suisse             Lazard
                                                                               Market         International      International
                                                                             V.I. Fund          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              38  $               6  $               4
 Asset-Based Insurance Charges (Note 7)                                               (96)               (56)               (40)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (58)               (50)               (36)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                            0                 62                 37
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                        0                868                637
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        0                930                674
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            (58)               880                638
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            32,219                 30                 72
 Contract Owner Withdrawals                                                        (1,407)              (394)               (42)
 Net Transfers In (Out) (Note 3)                                                  (35,938)               540              1,892
 Contract Charges (Note 7)                                                             (1)                 0                  0
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (5,127)               176              1,922
                                                                        ------------------ ------------------ ------------------
  Increase (Decrease) in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                (89)               (89)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                            (5,185)               967              2,471
Net Assets, Beginning of Period                                                     8,503              2,417              1,125
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           3,318  $           3,384  $           3,596
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                               Levin           Lord Abbett        Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              17  $             373  $              14
 Asset-Based Insurance Charges (Note 7)                                               (51)              (206)              (151)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (34)               167               (137)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                           23                  6                152
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      693               (211)             2,161
 Capital Gain Distributions (Note 2)                                                    9                 15                 19
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      725               (190)             2,332
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            691                (23)             2,195
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               130                185                166
 Contract Owner Withdrawals                                                          (110)            (1,564)              (644)
 Net Transfers In (Out) (Note 3)                                                      273              4,775              3,353
 Contract Charges (Note 7)                                                              0                 (2)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               293              3,394              2,874
                                                                        ------------------ ------------------ ------------------
  Increase (Decrease) in Amounts Retained
   in Separate Account C, net (Note 4)                                                (85)                 0                  0
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                               899              3,371              5,069
Net Assets, Beginning of Period                                                     2,273              9,081              5,540
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           3,172  $          12,452  $          10,609
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                                MLIM               MLIM           INVESCO-NAM
                                                                               Fixed-            Relative          Large Cap
                                                                               Income             Value               Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $             442  $              20  $               5
 Asset-Based Insurance Charges (Note 7)                                              (275)              (200)               (38)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        167               (180)               (33)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                           12                123                 71
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (110)             2,786                393
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      (98)             2,909                464
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             69              2,729                431
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               451                781                 60
 Contract Owner Withdrawals                                                        (1,355)              (593)               (86)
 Net Transfers In (Out) (Note 3)                                                    7,258              6,553                466
 Contract Charges (Note 7)                                                             (4)                (1)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             6,350              6,740                439
                                                                        ------------------ ------------------ ------------------
  Increase (Decrease) in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                (89)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                             6,419              9,469                781
Net Assets, Beginning of Period                                                    11,280              6,152              1,586
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $          17,699  $          15,621  $           2,367
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                              Delaware       Nicholas-Applegate       NWQ
                                                                             Small-Mid          Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               3  $               7
 Asset-Based Insurance Charges (Note 7)                                               (32)               (18)               (67)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (32)               (15)               (60)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                            9                  8                204
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      534                209              1,485
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      543                217              1,689
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            511                202              1,629
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                47                  1                 55
 Contract Owner Withdrawals                                                          (109)               (91)              (249)
 Net Transfers In (Out) (Note 3)                                                      628                750              1,677
 Contract Charges (Note 7)                                                              0                  0                 (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               566                660              1,482
                                                                        ------------------ ------------------ ------------------
  Increase (Decrease) in Amounts Retained
   in Separate Account C, net (Note 4)                                                (76)               (89)               (77)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                             1,001                773              3,034
Net Assets, Beginning of Period                                                     1,403                545              2,054
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           2,404  $           1,318  $           5,088
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                            Rittenhouse           Seneca             Seneca
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               6  $               5  $               3
 Asset-Based Insurance Charges (Note 7)                                              (168)               (55)               (53)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                       (162)               (50)               (50)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                           34                 47                 57
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    1,600                625                682
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                    1,634                672                739
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          1,472                622                689
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               343                137                 38
 Contract Owner Withdrawals                                                          (731)              (362)              (257)
 Net Transfers In (Out) (Note 3)                                                    3,839              1,208              1,483
 Contract Charges (Note 7)                                                             (1)                 0                 (1)
                                                                        ------------------ ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             3,450                983              1,263
                                                                        ------------------ ------------------ ------------------
  Increase (Decrease) in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                (90)               (86)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                             4,922              1,515              1,866
Net Assets, Beginning of Period                                                     6,516              2,337              1,841
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $          11,438  $           3,852  $           3,707
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                          Divisions Investing In
                                                                        =====================================
                                                                             Roszel /           Roszel /
                                                                               Sound            Valenzuela
                                                                             Large Cap           Mid Cap
                                                                                Core              Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               4  $               7
 Asset-Based Insurance Charges (Note 7)                                               (12)               (72)
                                                                        ------------------ ------------------
  Net Investment Income (Loss)                                                         (8)               (65)
                                                                        ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Note 2)                                                            6                  2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      147              1,140
 Capital Gain Distributions (Note 2)                                                    0                  0
                                                                        ------------------ ------------------
  Net Gain (Loss) on Investments                                                      153              1,142
                                                                        ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            145              1,077
                                                                        ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                10                112
 Contract Owner Withdrawals                                                           (22)              (305)
 Net Transfers In (Out) (Note 3)                                                      307                936
 Contract Charges (Note 7)                                                              0                 (1)
                                                                        ------------------ ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               295                742
                                                                        ------------------ ------------------
  Increase (Decrease) in Amounts Retained
   in Separate Account C, net (Note 4)                                                 24                (80)
                                                                        ------------------ ------------------

Total Increase (Decrease) in Net Assets                                               464              1,739
Net Assets, Beginning of Period                                                       513              3,129
                                                                        ------------------ ------------------
Net Assets, End of Period                                               $             977  $           4,868
                                                                        ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                                                Roszel /
                                                                              Domestic            Credit           Roszel /
                                                                               Money              Suisse             Lazard
                                                                               Market         International      International
                                                                             V.I. Fund          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              41  $               0  $               0
 Asset-Based Insurance Charges (Note 7)                                               (60)               (11)                (2)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (19)               (11)                (2)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                (16)                 0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                        0                (25)                (1)
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        0                (41)                (1)
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            (19)               (52)                (3)
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            65,890                179                  9
 Contract Owner Withdrawals                                                        (1,046)               (56)                 0
 Net Transfers In (Out) (Note 3)                                                  (56,322)             2,257              1,030
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             8,522              2,380              1,039
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                 89                 89
                                                                        ------------------ ------------------ ------------------

Total Increase in Net Assets                                                        8,503              2,417              1,125
Net Assets, Beginning of Period                                                         0                  0                  0
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           8,503  $           2,417  $           1,125
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                               Levin           Lord Abbett        Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $              36  $               0
 Asset-Based Insurance Charges (Note 7)                                                (9)               (33)               (21)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         (9)                 3                (21)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  (3)                 9                 10
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                       19                 97                126
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                       16                106                136
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                              7                109                115
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                86                366                 75
 Contract Owner Withdrawals                                                           (27)              (337)               (66)
 Net Transfers In (Out) (Note 3)                                                    2,122              8,943              5,416
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             2,181              8,972              5,425
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                 85                  0                  0
                                                                        ------------------ ------------------ ------------------
                                                                                    2,273              9,081              5,540
Total Increase in Net Assets                                                            0                  0                  0
Net Assets, Beginning of Period                                         ------------------ ------------------ ------------------
                                                                        $           2,273  $           9,081  $           5,540
Net Assets, End of Period                                               ================== ================== ==================


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                                MLIM               MLIM           INVESCO-NAM
                                                                               Fixed-            Relative          Large Cap
                                                                               Income             Value               Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $              54  $               0  $               0
 Asset-Based Insurance Charges (Note 7)                                               (40)               (23)                (6)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         14                (23)                (6)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   1                 12                 (2)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      117                107                (33)
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      118                119                (35)
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            132                 96                (41)
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               615                293                 49
 Contract Owner Withdrawals                                                          (292)              (274)               (25)
 Net Transfers In (Out) (Note 3)                                                   10,825              6,037              1,514
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                            11,148              6,056              1,538
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                  0                 89
                                                                        ------------------ ------------------ ------------------
                                                                                   11,280              6,152              1,586
Total Increase in Net Assets                                                            0                  0                  0
Net Assets, Beginning of Period                                         ------------------ ------------------ ------------------
                                                                        $          11,280  $           6,152  $           1,586
Net Assets, End of Period                                               ================== ================== ==================


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                              Delaware       Nicholas-Applegate       NWQ
                                                                             Small-Mid          Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               0  $               0
 Asset-Based Insurance Charges (Note 7)                                                (6)                (2)                (8)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         (6)                (2)                (8)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                 (1)                (9)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      (81)               (26)                (6)
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      (81)               (27)               (15)
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            (87)               (29)               (23)
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                11                 18                 58
 Contract Owner Withdrawals                                                           (63)                (2)               (97)
 Net Transfers In (Out) (Note 3)                                                    1,466                469              2,039
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             1,414                485              2,000
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                 76                 89                 77
                                                                        ------------------ ------------------ ------------------
                                                                                    1,403                545              2,054
Total Increase in Net Assets                                                            0                  0                  0
Net Assets, Beginning of Period                                         ------------------ ------------------ ------------------
                                                                        $           1,403  $             545  $           2,054
Net Assets, End of Period                                               ================== ================== ==================


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                            Rittenhouse           Seneca             Seneca
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               0  $               0
 Asset-Based Insurance Charges (Note 7)                                               (24)                (9)                (6)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (24)                (9)                (6)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  12                  1                 (1)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (210)               (55)               (66)
 Capital Gain Distributions (Note 2)                                                    0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                     (198)               (54)               (67)
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (222)               (63)               (73)
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               359                 15                 17
 Contract Owner Withdrawals                                                          (182)               (25)               (21)
 Net Transfers In (Out) (Note 3)                                                    6,561              2,320              1,832
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             6,738              2,310              1,828
                                                                        ------------------ ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                  0                 90                 86
                                                                        ------------------ ------------------ ------------------
                                                                                    6,516              2,337              1,841
Total Increase in Net Assets                                                            0                  0                  0
Net Assets, Beginning of Period                                         ------------------ ------------------ ------------------
                                                                        $           6,516  $           2,337  $           1,841
Net Assets, End of Period                                               ================== ================== ==================


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          Divisions Investing In
                                                                        =====================================
                                                                             Roszel /           Roszel /
                                                                               Sound            Valenzuela
                                                                             Large Cap           Mid Cap
                                                                                Core              Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               0
 Asset-Based Insurance Charges (Note 7)                                                (1)               (11)
                                                                        ------------------ ------------------
  Net Investment Income (Loss)                                                         (1)               (11)
                                                                        ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  (2)                (7)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      (16)              (104)
 Capital Gain Distributions (Note 2)                                                    0                  0
                                                                        ------------------ ------------------
  Net Gain (Loss) on Investments                                                      (18)              (111)
                                                                        ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            (19)              (122)
                                                                        ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0                225
 Contract Owner Withdrawals                                                            (1)              (102)
 Net Transfers In (Out) (Note 3)                                                      443              3,048
                                                                        ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                               442              3,171
                                                                        ------------------ ------------------
  Increase in Amounts Retained
   in Separate Account C, net (Note 4)                                                 90                 80
                                                                        ------------------ ------------------
                                                                                      513              3,129
Total Increase in Net Assets                                                            0                  0
Net Assets, Beginning of Period                                         ------------------ ------------------
                                                                        $             513  $           3,129
Net Assets, End of Period                                               ================== ==================


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account C ("Separate Account C"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account C is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of seventeen investment divisions that support one annuity contract - Consults Annuity. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The Investment advisor to the Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an Indirect subsidiary of Merrill Lynch & Co.

   - MLIG Variable Insurance Trust - Sixteen of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust("MLIG Variable Trust"). The investment advisor to the MLIG Variable Trust is Roszel Advisors, LLC, an indirect subsidiary of Merrill Lynch & Co. Effective March 3, 2003 the Roszel / Neuberger Berman Small Cap Growth Portfolio was renamed the Roszel / Delaware Small-Mid Cap Growth Portfolio. Effective June 18, 2003, the Roszel / Levin Large Cap Value
      Portfolio was placed on hold to allocations of premiums and contract value from new investors. The Investment division accepts additional deposits from existing contract holders. Effective August 1, 2003, the Roszel / Credit Suisse International Portfolio was placed on hold to allocations of premiums and contract value from new investors. The Investment division accepts additional deposits from existing contract holders. Effective October 17, 2003, the Roszel / Sound Large Cap Core Portfolio was placed on hold to allocations of premiums and contract value from new investors. The Investment division accepts additional deposits from existing contract holders.

   The assets of Separate Account C are registered in the name of Merrill Lynch Life. The portion of Separate Account C's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.


   The  change in net assets accumulated in Separate Account
   C provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account C are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account C for any Federal income tax attributable to Separate Account C. No charge is currently being made against Separate Account C for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account C if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account C may also be made.


3.   NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account C investment divisions.

4.   INVESTMENTS IN SEPARATE ACCOUNT

  The $115,000 in net assets retained by Merrill Lynch Life in Separate Account C represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.


5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases  and   proceeds  from sales of  investments for the year  ended  December 31, 2003 were as follows:

(In thousands)
                                                                             Purchases            Sales
                                                                        ------------------ ------------------
  Domestic Money Market V.I. Fund                                       $          23,535  $          28,720
  Roszel / Credit Suisse International Portfolio                                    1,152              1,125
  Roszel / Lazard International Portfolio                                           2,787                999
  Roszel / Levin Large Cap Value Portfolio                                            654                485
  Roszel / Lord Abbett Government Securities Portfolio                              6,462              2,886
  Roszel / Lord Abbett Large Cap Value Portfolio                                    3,930              1,174
  Roszel / MLIM Fixed-Income Portfolio                                              8,168              1,651
  Roszel / MLIM Relative Value Portfolio                                            7,779              1,219
  Roszel / INVESCO-NAM Large Cap Core Portfolio                                     1,326              1,024
  Roszel / Delaware Small-Mid Cap Growth Portfolio                                    877                443
  Roszel / Nicholas-Applegate Large Cap Growth Portfolio                              828                290
  Roszel / NWQ Small Cap Value Portfolio                                            2,501              1,181
  Roszel / Rittenhouse Large Cap Growth Portfolio                                   4,126                838
  Roszel / Seneca Large Cap Growth Portfolio                                        1,591                760
  Roszel / Seneca Mid Cap Growth Portfolio                                          1,815                704
  Roszel / Sound Large Cap Core Portfolio                                             359                 72
  Roszel / Valenzuela Mid Cap Value Portfolio                                       1,250                672
                                                                        ------------------ ------------------
                                                                        $          69,140  $          44,243
                                                                        ================== ==================



6. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents  the dividends, excluding the distributions of capital gains,  received by the investment division from the underlying  mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude those  expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The recognition of  investment income by the investment division is  affected by the timing of the  declaration of dividends by the  underlying fund in which  the investment divisions  invest. The expense  ratio represents the annualized contract  expenses of  the separate  account,  consisting  primarily of  mortality  and expense charges, for  each  period indicated. The ratios include  only those expenses that result in a direct reduction to unit values. Charges made directly to contract  owner accounts through the  redemption of units and expenses  of the underlying fund are  excluded. The total return amounts include  changes in the value of the  underlying mutual fund, which includes expenses assessed through  the reduction of unit  values. The ratio does  not include any expenses  assessed through  the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Domestic Money Market V.I. Fund
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          337   $        9.86 $       3,318          0.73%         1.85%        -1.12%
                2002                          853            9.97         8,503          1.26          1.85         -0.27

Roszel / Credit Suisse International Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          292   $       11.60 $       3,384          0.20%         1.85%        31.46%
                2002                          264            8.83         2,328          0.00          1.85        -11.72

Roszel / Lazard International Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          320   $       11.21 $       3,596          0.19%         1.85%        26.76%
                2002                          117            8.85         1,036          0.00          1.85        -11.53

Roszel / Levin Large Cap Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          297   $       10.70 $       3,172          0.62%         1.85%        26.89%
                2002                          260            8.43         2,188          0.00          1.85        -15.69



6. UNIT VALUES (Continued)

Roszel / Lord Abbett Government Securities Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                        1,190   $       10.47 $      12,452          3.35%         1.85%        -0.07%
                2002                          867           10.47         9,081          2.02          1.85          4.73

Roszel / Lord Abbett Large Cap Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          842   $       12.59 $      10,609          0.17%         1.85%        27.62%
                2002                          561            9.87         5,540          0.00          1.85         -1.32

Roszel / MLIM Fixed-Income Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                        1,730   $       10.23 $      17,699          2.97%         1.85%         0.49%
                2002                        1,108           10.18        11,280          2.50          1.85          1.80

Roszel / MLIM Relative Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                        1,346   $       11.61 $      15,621          0.19%         1.85%        24.09%
                2002                          658            9.35         6,152          0.00          1.85         -6.47

Roszel / INVESCO-NAM Large Cap Core Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          219   $       10.79 $       2,367          0.24%         1.85%        22.64%
                2002                          170            8.80         1,497          0.00          1.85        -12.02



6. UNIT VALUES (Continued)

Roszel / Delaware Small-Mid Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          238   $       10.10 $       2,404          0.00%         1.85%        33.76%
                2002                          176            7.55         1,327          0.00          1.85        -24.51

Roszel / Nicholas-Applegate Large Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          121   $       10.87 $       1,318          0.31%         1.85%        23.13%
                2002                           52            8.83           456          0.00          1.85        -11.72

Roszel / NWQ Small Cap Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          441   $       11.54 $       5,088          0.19%         1.85%        50.43%
                2002                          258            7.67         1,977          0.00          1.85        -23.32

Roszel / Rittenhouse Large Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                        1,080   $       10.59 $      11,438          0.07%         1.85%        17.32%
                2002                          722            9.03         6,516          0.00          1.85         -9.74

Roszel / Seneca Large Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          350   $       11.02 $       3,852          0.17%         1.85%        23.98%
                2002                          253            8.89         2,247          0.00          1.85        -11.13



6. UNIT VALUES (Continued)

Roszel / Seneca Mid Cap Growth Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          340   $       10.91 $       3,707          0.10%         1.85%        27.79%
                2002                          205            8.54         1,755          0.00          1.85        -14.60

Roszel / Sound Large Cap Core Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                           77   $       11.17 $         862          0.62%         1.85%        24.68%
                2002                           47            8.96           423          0.00          1.85        -10.44

Roszel / Valenzuela Mid Cap Value Portfolio
------------------------------------
                                                                                 Investment
                                                                    Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)       Ratio          Ratio        Return
                                    ---------------------------------------------------------------------------------------
                2003                          475   $       10.26 $       4,868          0.18%         1.85%        30.10%
                2002                          387            7.89         3,049          0.00          1.85        -21.14



7.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.85% per day
  Contract maintenance charge                 Annually - redemption of units          $50 at the end of each contract year and upon
                                                                                      a  full  withdrawal  only if  the greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $75,000
  Additional death benefit charge             Quarterly - redemption of units         0.25%  of the  contract value  at the end  of
  provides  coverage in  addition                                                     each  contract  year  based  on  the  average
  to that  provided by the  death                                                     contract  values as of the end of each of the
  benefit                                                                             prior four quarters  and a pro rata amount of
                                                                                      this  charge  upon  surrender,  anuitization,
                                                                                      death,  or termination  of  the rider if  the
                                                                                      Estate  Enhancer  benefit was  combined  with
                                                                                      either the  Maximum Anniversary Value GMDB or
                                                                                      Premiums Compounded at 5% GMDB
  Transfer Fee                                Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year



8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 and 2002 were as follows:

                                                                 Roszel /                                  Roszel /
                                                                 Credit               Roszel /              Levin
                                           Domestic               Suisse               Lazard             Large Cap
                                             Money            International        International            Value
                                        Market V.I. Fund        Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2002                          0                    0                    0                    0
Activity during 2002:
     Issued                                         3,406                  301                  118                  269
     Redeemed                                      (2,553)                 (37)                  (1)                  (9)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2002                      853                  264                  117                  260
Activity during 2003:
     Issued                                         2,370                  129                  300                   72
     Redeemed                                      (2,886)                (101)                 (97)                 (35)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2003                      337                  292                  320                  297
                                      ==================== ==================== ==================== ====================


8. UNITS ISSUED AND REDEEMED (Continued)

                                            Roszel /             Roszel /             Roszel /             Roszel /
                                          Lord Abbett          Lord Abbett              MLIM                 MLIM
                                           Government           Large Cap              Fixed-              Relative
                                           Securities             Value               Income                Value
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2002                          0                    0                    0                    0
Activity during 2002:
     Issued                                           908                  576                1,141                  694
     Redeemed                                         (41)                 (15)                 (33)                 (36)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2002                      867                  561                1,108                  658
Activity during 2003:
     Issued                                           591                  376                  770                  797
     Redeemed                                        (268)                 (95)                (148)                (109)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2003                    1,190                  842                1,730                1,346
                                      ==================== ==================== ==================== ====================


8. UNITS ISSUED AND REDEEMED (Continued)

                                            Roszel /             Roszel /             Roszel /             Roszel /
                                          INVESCO-NAM            Delaware        Nicholas-Applegate          NWQ
                                           Large Cap            Small-Mid            Large Cap            Small Cap
                                              Core              Cap Growth             Growth               Value
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2002                          0                    0                    0                    0
Activity during 2002:
     Issued                                           176                  189                   56                  275
     Redeemed                                          (6)                 (13)                  (4)                 (17)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2002                      170                  176                   52                  258
Activity during 2003:
     Issued                                           141                   98                   86                  289
     Redeemed                                         (92)                 (36)                 (17)                (106)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2003                      219                  238                  121                  441
                                      ==================== ==================== ==================== ====================


8. UNITS ISSUED AND REDEEMED (Continued)

                                            Roszel /             Roszel /             Roszel /             Roszel /
                                          Rittenhouse             Seneca               Seneca               Sound
                                           Large Cap            Large Cap             Mid Cap             Large Cap
                                             Growth               Growth               Growth                Core
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2002                          0                    0                    0                    0
Activity during 2002:
     Issued                                           742                  255                  209                   50
     Redeemed                                         (20)                  (2)                  (4)                  (3)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2002                      722                  253                  205                   47
Activity during 2003:
     Issued                                           434                  160                  193                   36
     Redeemed                                         (76)                 (63)                 (58)                  (6)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2003                    1,080                  350                  340                   77
                                      ==================== ==================== ==================== ====================


8. UNITS ISSUED AND REDEEMED (Continued)

                                            Roszel /
                                           Valenzuela
                                            Mid Cap
                                             Value
                                           Portfolio
                                      --------------------
(In thousands)

Outstanding at January 1, 2002                          0
Activity during 2002:
     Issued                                           400
     Redeemed                                         (13)
                                      --------------------
Outstanding at December 31, 2002                      387
Activity during 2003:
     Issued                                           148
     Redeemed                                         (60)
                                      --------------------
Outstanding at December 31, 2003                      475
                                      ====================

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York

March 1, 2004

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                       ASSETS                                     2003             2002
                                       ------                                  -----------     -----------

INVESTMENTS:
  Fixed maturity securities, at estimated fair value (amortized cost: 2003 -
     $2,108,310; 2002 - $1,844,077)                                            $ 2,157,127     $ 1,856,732
  Equity securities, at estimated fair value (cost: 2003 - $78,816; 2002 -
     $112,903)                                                                      82,469         105,430
  Trading account securities, at estimated fair value                               26,186          21,949
  Limited partnerships, at cost                                                     11,880          12,150
  Policy loans on insurance contracts                                            1,086,537       1,143,663
                                                                               -----------     -----------

      Total Investments                                                          3,364,199       3,139,924
CASH AND CASH EQUIVALENTS                                                           75,429         312,217
ACCRUED INVESTMENT INCOME                                                           63,565          63,603
DEFERRED POLICY ACQUISITION COSTS                                                  364,414         404,220
FEDERAL INCOME TAXES -- CURRENT                                                       --            39,905
REINSURANCE RECEIVABLES                                                              6,004           8,197
AFFILIATED RECEIVABLES -- NET                                                          696           3,040
RECEIVABLES FROM SECURITIES SOLD                                                     1,349          10,072
OTHER ASSETS                                                                        36,246          37,399
SEPARATE ACCOUNTS ASSETS                                                        10,736,343       9,079,285
                                                                               -----------     -----------

TOTAL ASSETS                                                                   $14,648,245     $13,097,862
                                                                               ===========     ===========


See accompanying notes to financial statements                       (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                        LIABILITIES AND STOCKHOLDER'S EQUITY                    2003             2002
                        ------------------------------------                ------------     ------------

LIABILITIES:
  POLICYHOLDER LIABILITIES AND ACCRUALS:
    Policyholders' account balances                                         $  2,887,937     $  3,084,042
    Claims and claims settlement expenses                                        101,718           98,526
                                                                            ------------     ------------

    Total policyholder liabilities and cruals                                  2,989,655        3,182,568
  OTHER POLICYHOLDER FUNDS                                                        12,915           11,815
  LIABILITY FOR GUARANTY FUND ASSESSMENTS                                          7,139            7,221
  FEDERAL INCOME TAXES -- DEFERRED                                                31,965           67,304
  FEDERAL INCOME TAXES -- CURRENT                                                 21,182             --
  PAYABLES FOR SECURITIES PURCHASED                                                  683           19,635
  UNEARNED POLICY CHARGE REVENUE                                                 107,761          113,774
  OTHER LIABILITIES                                                                3,480            6,033
  SEPARATE ACCOUNTS LIABILITIES                                               10,730,601        9,072,606
                                                                            ------------     ------------
    Total Liabilities                                                         13,905,381       12,480,956
                                                                            ------------     ------------

STOCKHOLDER'S EQUITY:
  Common stock ($10 par value; authorized: 1,000,000 shares; issued and
     outstanding: 250,000 shares)                                                  2,500            2,500
  Additional paid-in capital                                                     397,324          347,324
  Retained earnings                                                              331,575          290,092
  Accumulated other comprehensive income (loss)                                   11,465          (23,010)
                                                                            ------------     ------------
    Total Stockholder's Equity                                                   742,864          616,906
                                                                            ------------     ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $ 14,648,245     $ 13,097,862
                                                                            ============     ============


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                        2003           2002           2001
                                                                     ---------      ---------      ---------

REVENUES:
    Policy charge revenue                                            $ 228,878      $ 239,030      $ 253,837
    Net investment income                                              174,662        207,064        221,872
    Net realized investment gains (losses)                                 987         (9,056)       (13,844)
                                                                     ---------      ---------      ---------
     Total Revenues                                                    404,527        437,038        461,865
                                                                     ---------      ---------      ---------

BENEFITS AND EXPENSES:
    Interest credited to policyholders' account balances               128,958        141,373        153,111
    Market value adjustment expense                                      4,806          3,683          2,296
    Policy benefits (net of reinsurance recoveries:
    2003 - $17,641; 2002 - $14,620; 2001 - $16,562)                     64,631         58,060         37,773
    Reinsurance premium ceded                                           22,599         23,131         24,535
    Amortization of deferred policy acquisition costs                   76,402        101,118         59,335
    Insurance expenses and taxes                                        52,003         47,932         65,700
                                                                     ---------      ---------      ---------
     Total Benefits and Expenses                                       349,399        375,297        342,750
                                                                     ---------      ---------      ---------

     Net Earnings Before Federal Income Tax Provision                   55,128         61,741        119,115
                                                                     ---------      ---------      ---------

FEDERAL INCOME TAX PROVISION (BENEFIT):
     Current                                                            67,547        (41,505)        23,002
     Deferred                                                          (53,902)        55,301         17,875
                                                                     ---------      ---------      ---------

      Total Federal Income Tax Provision                                13,645         13,796         40,877
                                                                     ---------      ---------      ---------

NET EARNINGS                                                         $  41,483      $  47,945      $  78,238
                                                                     =========      =========      =========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                               2003          2002          2001
                                                                             --------      --------      --------

NET EARNINGS                                                                 $ 41,483      $ 47,945      $ 78,238
                                                                             --------      --------      --------
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains on available-for-sale securities and investments in separate accounts:
    Net unrealized holding gains (losses) arising during the
       period                                                                  46,905        (1,799)       32,328
    Reclassification adjustment for losses included in net
       earnings                                                                 3,286        11,494        12,600
                                                                             --------      --------      --------
     Net unrealized gains on investment securities                             50,191         9,695        44,928
    Adjustments for:
       Policyholder liabilities                                                 6,302       (15,214)       (9,498)
       Deferred policy acquisition costs                                       (3,455)            9       (15,551)
       Deferred federal income taxes                                          (18,563)        1,928        (6,958)
                                                                             --------      --------      --------
  Total other comprehensive income (loss), net of tax                          34,475        (3,582)       12,921
                                                                             --------      --------      --------

COMPREHENSIVE INCOME                                                         $ 75,958      $ 44,363      $ 91,159
                                                                             ========      ========      ========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                                                    ACCUMULATED
                                                                     ADDITIONAL                        OTHER         TOTAL
                                                         COMMON        PAID-IN       RETAINED      COMPREHENSIVE  STOCKHOLDER'S
                                                         STOCK         CAPITAL       EARNINGS       INCOME (LOSS)   EQUITY
                                                        ---------     ---------      ---------     -------------  ----------

BALANCE, JANUARY 1, 2001                               $   2,500      $ 347,324      $ 194,808     $ (32,349)     $ 512,283
            Net earnings                                                                78,238                       78,238
            Other comprehensive income, net of tax                                                    12,921         12,921

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2001                                 2,500        347,324        273,046       (19,428)       603,442
            Cash dividend paid to parent                                               (30,899)                     (30,899)
            Net earnings                                                                47,945                       47,945
            Other comprehensive loss, net of tax                                                      (3,582)        (3,582)

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2002                                 2,500        347,324        290,092       (23,010)       616,906
            Capital contribution from parent                             50,000                                      50,000
            Net earnings                                                                41,483                       41,483
            Other comprehensive income, net of tax                                                    34,475         34,475

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2003                             $   2,500      $ 397,324      $ 331,575     $  11,465      $ 742,864
                                                       =========      =========      =========     =========      =========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 (Dollars in thousands)


                                                                            2003             2002             2001
                                                                        -----------      -----------      -----------
Cash Flows From Operating Activities:
   Net earnings                                                         $    41,483      $    47,945      $    78,238
   Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                        76,402          101,118           59,335
    Capitalization of policy acquisition costs                              (40,051)         (34,391)         (51,736)
    Amortization (accretion) of investments                                   9,883            2,406           (1,033)
    Interest credited to policyholders' account balances                    128,958          141,373          153,111
    Provision (benefit) for deferred Federal income tax                     (53,902)          55,301           17,875
   (Increase) decrease in operating assets:
    Accrued investment income                                                    38            6,281            1,117
    Federal income taxes -- current                                          39,905          (39,905)            --
    Reinsurance receivables                                                   2,193            1,231           (6,338)
    Affiliated receivables -- net                                             2,344           (3,040)             667
    Other                                                                     1,153            4,513           (1,298)
   Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                     3,192            3,506            9,347
    Other policyholder funds                                                  1,100           (2,424)          (3,439)
    Liability for guaranty fund assessments                                     (82)          (1,228)          (1,801)
    Federal income taxes -- current                                          21,182           (5,522)             388
    Affiliated payables -- net                                                 --             (3,736)           3,736
    Unearned policy charge revenue                                           (6,013)              98           12,494
    Other                                                                    (2,553)          (1,561)         (24,695)
   Other operating activities:
    Net realized investment (gains) losses                                     (987)           9,056           13,844
                                                                        -----------      -----------      -----------

     Net cash and cash equivalents provided by operating activities         224,245          281,021          259,812
Cash Flow From Investing Activities:
   Proceeds from (payments for):
    Sales of available-for-sale securities                                  312,514          817,498          278,420
    Maturities of available-for-sale securities                             533,534          360,062          342,148
    Purchases of available-for-sale securities                           (1,097,868)        (988,168)        (511,122)
    Trading account securities                                                 (559)            (456)            (214)
    Sales of real estate held-for-sale                                         --             22,900             --
    Sales of limited partnerships                                               470             --              1,000
    Purchases of limited partnerships                                          (200)            (880)          (1,857)
    Policy loans on insurance contracts                                      57,126           50,815             (788)
    Recapture of investment in separate accounts                              3,015            1,785             --
    Investment in separate accounts                                            (304)          (3,554)          (1,009)
                                                                        -----------      -----------      -----------

     Net cash and cash equivalents provided by (used in) investing
        activities                                                         (192,272)         260,002          106,578
                                                                        -----------      -----------      -----------


See accompanying notes to financial statements                       (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                      2003             2002             2001
                                                                   -----------      -----------      -----------
Cash Flows From Financing Activities:
  Proceeds from (payments for):
   Capital contribution received from (cash dividend paid to)
      parent                                                       $    50,000      $   (30,899)     $      --
   Policyholder deposits (excludes internal policy replacement
      deposits)                                                        936,437          640,103        1,090,788
   Policyholder withdrawals (including transfers to/from
      separate accounts)                                            (1,255,198)        (968,439)      (1,419,479)
                                                                   -----------      -----------      -----------

    Net cash and cash equivalents used in financing activities        (268,761)        (359,235)        (328,691)
                                                                   -----------      -----------      -----------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                  (236,788)         181,788           37,699
CASH AND CASH EQUIVALENTS
  Beginning of year                                                    312,217          130,429           92,730
                                                                   -----------      -----------      -----------

  End of year                                                      $    75,429      $   312,217      $   130,429
                                                                   ===========      ===========      ===========

Supplementary Disclosure of Cash Flow Information:
  Cash paid to affiliates for:
   Federal income taxes                                            $     6,460      $     3,922      $    22,614
   Interest                                                                197              125              639

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

        The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

        BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

        The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

        For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

        Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

        REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

        Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

        For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

        Certain fixed maturity and equity securities are considered non-investment grade. The Company defines non-investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

        Investments in limited partnerships are carried at cost.

        Policy loans on insurance contracts are stated at unpaid principal balances.

        DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

        Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

        During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:


                                   2003           2002           2001
                                ---------      ---------      ---------
        Beginning balance       $  81,425      $  95,869      $ 105,503
        Capitalized amounts          --             --              147
        Interest accrued            6,107          7,190          7,913
        Amortization              (18,243)       (21,634)       (17,694)
                                ---------      ---------      ---------

        Ending balance          $  69,289      $  81,425      $  95,869
                                =========      =========      =========

        The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.


        2004                                             $     4,647
        2005                                             $     5,045
        2006                                             $     5,875
        2007                                             $     5,629
        2008                                             $     5,612


        SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2003 and 2002, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $5,742 and $6,679, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

        Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statements of Earnings.

        POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:


        Interest-sensitive life products                        4.00% - 4.85%
        Interest-sensitive deferred annuities                   1.00% - 7.40%
        Immediate annuities                                    3.00% - 11.00%


        These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

        CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

        INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

        The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

        The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

        UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

        ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

        On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1, which is effective January 1, 2004, will approximately result in a $43.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

        In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

        On December 31, 2002, the FASB issued SFAS No.148, Accounting for Stock-Based Compensation -- Transition and Disclosure, an amendment of FASB Statement No. 123, Accounting for Stock Based Compensation. SFAS No. 148 permits three alternative methods for a voluntary transition to the fair value-based method for those entities that adopt the standard prior to the end of fiscal year-end 2003. Beginning in 2004, SFAS No. 148 eliminates prospective application as a method of adoption for reporting stock-based compensation, but continues to permit modified prospective application, which requires the fair value of all unvested awards to be amortized over the remaining service period, as well as restatement of prior years' expense. The transition guidance and disclosure provisions of SFAS No. 148 were effective for fiscal years ending after December 15, 2002. Merrill Lynch & Co. intends to adopt the fair value method of accounting for stock-based compensation under SFAS No. 123 in 2004 using the retroactive restatement method permitted under SFAS No. 148. This will result in additional allocated compensation expense to the Company. The allocation of additional compensation expense is not expected to have a material impact on the Company's Financial Statements.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS


        Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                 2003            2002
                                             -----------     -----------

Assets:
  Fixed maturity securities(1)               $ 2,157,127     $ 1,856,732
  Equity securities(1)                            82,469         105,430
  Trading account securities(1)                   26,186          21,949
  Limited partnerships(2)                         11,880          12,150
  Policy loans on insurance contracts(3)       1,086,537       1,143,663
  Cash and cash equivalents(4)                    75,429         312,217
  Separate Accounts assets(5)                 10,736,343       9,079,285
                                             -----------     -----------

Total financial instruments                  $14,175,971     $12,531,426
                                             ===========     ===========

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $262,302 and $292,466, had an estimated fair value of $270,731 and $283,064, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.


NOTE 3. INVESTMENTS


        The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:


                                                              2003
                                       -------------------------------------------------------
                                          COST /        GROSS          GROSS        ESTIMATED
                                        AMORTIZED    UNREALIZED     UNREALIZED        FAIR
                                          COST          GAINS         LOSSES          VALUE
                                       ----------     ----------     ----------     ----------

Fixed maturity securities:
  Corporate debt securities            $2,003,958     $   59,352     $   12,349     $2,050,961
  U.S. Government and agencies             69,346          1,752            646         70,452
  Mortgage-backed securities               18,999          1,329              1         20,327
  Foreign governments                      11,953            345          1,106         11,192
  Municipals                                4,054            141           --            4,195
                                       ----------     ----------     ----------     ----------

   Total fixed maturity securities     $2,108,310     $   62,919     $   14,102     $2,157,127
                                       ==========     ==========     ==========     ==========
Equity securities:
   Non-redeemable preferred stocks     $   78,816     $    3,916     $      263     $   82,469
                                       ==========     ==========     ==========     ==========


                                                                           2002
                                                ---------------------------------------------------------
                                                   COST /           GROSS         GROSS         ESTIMATED
                                                  AMORTIZED      UNREALIZED    UNREALIZED         FAIR
                                                    COST            GAINS        LOSSES           VALUE
                                                  ----------     ----------     ----------     ----------

        Fixed maturity securities:
            Corporate debt securities            $ 1,705,862      $49,304      $ 39,971      $1,715,195
            U.S. Government and agencies              74,309        2,706           356          76,659
            Mortgage-backed securities                38,581        2,711             2          41,290
            Foreign governments                       12,955          300         2,380          10,875
            Municipals                                12,370          343            --          12,713
                                                 -----------      -------      --------      ----------

             Total fixed maturity securities     $ 1,844,077      $55,364      $ 42,709      $1,856,732
                                                 ===========      =======      ========      ==========

        Equity securities:
            Non-redeemable preferred stocks      $   112,903      $ 1,395      $  8,868      $  105,430
                                                 ===========      =======      ========      ==========



        Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2003 were:


                                                    LESS THAN 12 MONTHS         MORE THAN 12 MONTHS                TOTAL
                                                 -------------------------   -------------------------   -------------------------
                                                  ESTIMATED     UNREALIZED    ESTIMATED     UNREALIZED    ESTIMATED     UNREALIZED
                                                  FAIR VALUE      LOSSES      FAIR VALUE      LOSSES      FAIR VALUE      LOSSES
                                                 ------------   ----------   ------------   ----------   ------------   ----------
Fixed Maturity Securities:
            Corporate debt securities            $    365,765   $    5,934   $     93,749   $    6,415   $    459,514   $    12,349
            U.S. Government and agencies               18,458          646             --           --         18,458           646
            Foreign governments                         7,873        1,106             --           --          7,873         1,106
            Mortgage-backed securities                     --           --             93            1             93             1
Equity securities:
             Non-redeemable preferred stocks               --           --          6,909          263          6,909           263
                                                 ------------   ----------   ------------   ----------   ------------   -----------
Total temporarily impaired securities            $    392,096   $    7,686   $    100,751   $    6,679   $    492,847   $    14,365
                                                 ============   ==========   ============   ==========   ============   ===========

        Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

        Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $9,139, $23,997 and $11,153 for the years ended December 31, 2003, 2002, and 2001 respectively.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                                                    ESTIMATED
                                                                   AMORTIZED           FAIR
                                                                     COST             VALUE
                                                                --------------    ---------------
        Fixed maturity securities:
                    Due in one year or less                     $       201,721   $       204,855
                    Due after one year through five years             1,302,540         1,332,162
                    Due after five years through ten years              430,129           444,803
                    Due after ten years                                 154,921           154,980
                                                                ---------------   ---------------
                                                                      2,089,311         2,136,800
                    Mortgage-backed securities                           18,999            20,327
                                                                ---------------   ---------------
                     Total fixed maturity securities            $     2,108,310   $     2,157,127
                                                                ===============   ===============

        Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                                                ESTIMATED
                                                              AMORTIZED            FAIR
                                                                 COST             VALUE
                                                             --------------    ---------------
        AAA                                                $        445,444   $        452,068
        AA                                                          225,214            225,586
        A                                                           633,833            648,769
        BBB                                                         703,750            732,823
        Non-investment grade                                        100,069             97,881
                                                           ----------------   ----------------
                     Total fixed maturity securities       $      2,108,310   $      2,157,127
                                                           ================   ================


        The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                                                 2003           2002
                                                                              -----------   -------------

        Assets:
                     Fixed maturity securities                                $    48,817   $      12,655
                     Equity securities                                              3,653         (7,473)
                     Deferred policy acquisition costs                                260           3,715
                     Separate Accounts assets                                       (341)         (3,244)
                                                                              -----------   -------------
                                                                                   52,389           5,653
                                                                              -----------   -------------
        Liabilities:
                     Policyholders' account balances                               34,750          41,052
                     Federal income taxes -- deferred                               6,174        (12,389)
                                                                              -----------   -------------
                                                                                   40,924          28,663
                                                                              -----------   -------------
        Stockholder's equity:
                     Accumulated other comprehensive income (loss)            $    11,465   $    (23,010)
                                                                              ===========   ============


        Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                        2003              2002               2001
                                                   ---------------    --------------    ---------------
        Proceeds                                   $       312,514    $      817,498    $       278,420
        Gross realized investment gains                     13,380            37,899              4,913
        Gross realized investment losses                    16,071            48,294             17,320

        The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds received for gross realized investment losses from the sale of available-for-sale securities were $65,451, $140,742 and $60,640 for the years ended December 31, 2003, 2002, and 2001, respectively.

        The Company had investment securities with a carrying value of $25,570 and $26,307 that were deposited with insurance regulatory authorities at December 31, 2003 and 2002, respectively.

        Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

        Net investment income arose from the following sources for the years ended December 31:

                                                       2003              2002             2001
                                                  ---------------   --------------    --------------

        Fixed maturity securities                 $       107,940   $      128,962    $      139,285
        Equity securities                                   9,162           12,624            15,303
        Real estate held-for-sale                              --            3,220               924
        Limited partnerships                                   28               24                39
        Policy loans on insurance contracts                58,157           61,390            62,695
        Cash and cash equivalents                           2,155            2,912             7,578
        Other                                                 233            1,200               335
                                                  ---------------   --------------    --------------
        Gross investment income                           177,675          210,332           226,159
        Less investment expenses                          (3,013)          (3,268)           (4,287)
                                                  ---------------   --------------    --------------
        Net investment income                     $       174,662   $      207,064    $      221,872
                                                  ===============   ==============    ==============

        Net realized investment gains (losses), for the years ended December 31 were as follows:

                                                       2003            2002              2001
                                                   ------------    -------------     -------------

        Fixed maturity securities                  $     (1,167)   $     (11,416)    $     (12,035)
        Equity securities                                  (395)            1,021             (372)
        Trading account securities                         3,678          (2,143)           (1,437)
        Real estate held-for-sale                             --            3,453                --
        Investment in Separate Accounts                  (1,129)               29                --
                                                   ------------    -------------     -------------
        Net realized investment gains (losses)     $         987   $      (9,056)    $     (13,844)
                                                   ============    =============     =============


        The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $1,663, ($515) and $462 at December 31, 2003, 2002 and
        2001, respectively.

NOTE 4. FEDERAL INCOME TAXES

        The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                               2003          2002          2001
                                                                            -----------   -----------   -----------

        Provision for income taxes computed at Federal statutory rate       $    19,295   $    21,609   $    41,690
        Increase (decrease) in income taxes resulting from:
                                 Dividend received deduction                    (3,478)       (7,782)       (1,024)
                                 Foreign tax credit                             (2,172)          (31)         (310)
                                  Non-deductible fees                                --            --           521
                                                                            -----------   -----------   -----------
        Federal income tax provision                                        $    13,645   $    13,796   $    40,877
                                                                            ===========   ===========   ===========


        The Federal statutory rate for each of the three years ended December 31, 2003 was 35%.

        The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:


                                                                   2003            2002           2001
                                                               ------------    -------------   -----------

        Policyholders' account balances                        $    (45,837)   $      72,680   $    19,520
        Deferred policy acquisition costs                            (8,582)        (18,789)       (2,336)
        Liability for guaranty fund assessments                           29             430           630
        Investment adjustments                                           488             980            61
                                                               ------------    -------------   -----------
        Deferred Federal income tax provision (benefit)        $    (53,902)   $      55,301   $    17,875
                                                               ============    =============   ===========

        Deferred tax assets and liabilities as of December 31 are determined as follows:


                                                                                    2003            2002
                                                                                 ------------   ------------

        Deferred tax assets:
                    Policyholders' account balances                              $     66,815   $     20,978
                    Liability for guaranty fund assessments                             2,498          2,527
                    Investment adjustments                                                985          1,473
                    Net unrealized investment loss on investment securities                --         12,389
                                                                                 ------------   ------------
                      Total deferred tax assets                                        70,298         37,367
                                                                                 ------------   ------------
        Deferred tax liabilities:
                    Deferred policy acquisition costs                                  92,101        100,683
                    Net unrealized gains on investment securities                       6,174             --
                    Other                                                               3,988          3,988
                                                                                 ------------   ------------
                      Total deferred tax liabilities                                  102,263        104,671
                                                                                 ------------   ------------
                      Net deferred tax liability                                 $     31,965   $     67,304
                                                                                 ============   ============

        The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5. REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

        Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $585 that can be drawn upon for delinquent reinsurance recoverables.

        As of December 31, 2003 the Company had the following life insurance inforce:

                                                                                                      PERCENTAGE
                                                         CEDED TO        ASSUMED                       OF AMOUNT
                                        GROSS              OTHER        FROM OTHER         NET        ASSUMED TO
                                        AMOUNT           COMPANIES      COMPANIES        AMOUNT           NET
                                   -----------------  ---------------   -----------  ---------------  -----------
        Life insurance inforce     $      11,931,195  $     3,606,160    $     994   $     8,326,029        0.01%

        The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity contracts sold subsequent to June 30, 2001.

        In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 11% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 6. RELATED PARTY TRANSACTIONS

        The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,429, $33,833 and $50,575 for 2003, 2002 and 2001, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $197, $125 and $639 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

        The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,845, $1,787 and $1,990 for 2003, 2002 and 2001, respectively.

        MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $18,471, $19,677 and $21,667 during 2003, 2002 and 2001, respectively.

        The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $60,686, $43,099 and $65,021 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in
        Note 1 to the Financial Statements.

        While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

        The Company paid no dividend in 2003 or 2001. During 2002, the Company paid an ordinary cash dividend of $30,899 to MLIG.

        During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG on March 3, 2003.

        Statutory capital and surplus at December 31, 2003 and 2002, were $295,722 and $136,823, respectively. At December 31, 2003 and 2002, approximately $29,322 and $13,432, respectively, of stockholder's equity was available for distribution to MLIG.

        Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $98,570, ($140,955) and $48,108, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

        The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

        The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003 and 2002, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8. COMMITMENTS AND CONTINGENCIES

        State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2003 and 2002, the Company's estimated liability for future guaranty fund assessments was $7,139 and $7,221, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

        During 2000, the Company committed to participate in a limited partnership. As of December 31, 2003, $4,300 had been advanced towards the Company's $10,000 commitment to the limited partnership.

        In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9. SEGMENT INFORMATION

        In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

        The following table summarizes each business segment's contribution to the consolidated amounts:


                                                             LIFE
        2003                                              INSURANCE            ANNUITIES             OTHER              TOTAL
                                                       -----------------    -----------------    ---------------   ----------------

        Net interest spread (a)                        $          14,823    $          25,887    $         4,994   $         45,704
        Other revenues                                            91,176              134,868              3,821            229,865
                                                       -----------------    -----------------    ---------------   ----------------
        Net revenues                                             105,999              160,755              8,815            275,569
                                                       -----------------    -----------------    ---------------   ----------------
        Policy benefits                                           18,238               46,393                 --             64,631
        Reinsurance premium ceded                                 21,337                1,262                 --             22,599
        Amortization of deferred policy
          acquisition costs                                       31,467               44,935                 --             76,402
        Other non-interest expenses                                8,171               48,638                 --             56,809
                                                       -----------------    -----------------    ---------------   ----------------
        Total non-interest expenses                               79,213              141,228                 --            220,441
                                                       -----------------    -----------------    ---------------   ----------------
        Net earnings before Federal
          income tax provision                                    26,786               19,527              8,815             55,128
        Federal income tax provision                               5,785                4,775              3,085             13,645
                                                       -----------------    -----------------    ---------------   ----------------
        Net earnings                                   $          21,001    $          14,752    $         5,730   $         41,483
                                                       =================    =================    ===============   ================
        Balance Sheet Information:
        Total assets                                   $       5,036,566    $       9,438,256    $       173,423   $     14,648,245
        Deferred policy acquisition costs                        178,918              185,496                 --            364,414
        Policyholder liabilities and accruals                  1,916,761            1,072,894                 --          2,989,655
        Other policyholder funds                                   6,213                6,702                 --             12,915


                                                              LIFE
2002                                                        INSURANCE           ANNUITIES           OTHER               TOTAL
                                                       ------------------   ------------------   --------------   -----------------
Net interest spread (a)                                $           24,791   $           34,444   $        6,456   $          65,691
Other revenues                                                     98,435              137,513          (5,974)             229,974
                                                       ------------------   ------------------   --------------   -----------------
Net revenues                                                      123,226              171,957              482             295,665
                                                       ------------------   ------------------   --------------   -----------------
Policy benefits                                                    19,632               38,428               --              58,060
Reinsurance premium ceded                                          22,883                  248               --              23,131
Amortization of deferred policy acquisition costs                  41,190               59,928               --             101,118
Other non-interest expenses                                         7,471               44,144               --              51,615
                                                       ------------------   ------------------   --------------   -----------------
Total non-interest expenses                                        91,176              142,748               --             233,924
                                                       ------------------   ------------------   --------------   -----------------
Net earnings before Federal income tax provision                   32,050               29,209              482              61,741
Federal income tax provision                                        8,779                4,848              169              13,796
                                                       ------------------   ------------------   --------------   -----------------
Net earnings                                           $           23,271   $           24,361   $          313   $          47,945
                                                       ==================   ==================   ==============   =================
Balance Sheet Information:
Total assets                                           $        4,970,388   $        8,109,682   $       17,792   $      13,097,862
Deferred policy acquisition costs                                 211,999              192,221               --             404,220
Policyholder liabilities and accruals                           2,005,718            1,176,850               --           3,182,568
Other policyholder funds                                            4,995                6,820               --              11,815

                                                            LIFE
2001                                                      INSURANCE            ANNUITIES              OTHER             TOTAL
                                                      -----------------   ------------------     --------------   ----------------
Net interest spread (a)                               $          34,815    $          31,302    $         2,644   $         68,761
Other revenues                                                  101,685              139,727            (1,419)            239,993
                                                      -----------------   ------------------     --------------   ----------------
Net revenues                                                    136,500              171,029              1,225            308,754
                                                      -----------------   ------------------     --------------   ----------------
Policy benefits                                                  21,320               16,453                 --             37,773
Reinsurance premium ceded                                        24,531                    4                 --             24,535
Amortization of deferred policy acquisition costs                30,913               28,422                 --             59,335
Other non-interest expenses                                      18,097               49,899                 --             67,996
                                                      -----------------   ------------------     --------------   ----------------
Total non-interest expenses                                      94,861               94,778                 --            189,639
                                                      -----------------   ------------------     --------------   ----------------
Net earnings before Federal income tax provision                 41,639               76,251              1,225            119,115
Federal income tax provision                                     15,607               24,841                429             40,877
                                                      -----------------   ------------------     --------------   ----------------
Net earnings                                          $          26,032    $          51,410    $           796   $         78,238
                                                      =================   ==================     ==============   ================
Balance Sheet Information:
Total assets                                          $       5,674,704    $       9,625,104    $       150,208   $     15,450,016
Deferred policy acquisition costs                               251,245              219,693                 --            470,938
Policyholder liabilities and accruals                         2,094,195            1,256,616                 --          3,350,811
Other policyholder funds                                          9,236                5,003                 --             14,239

        (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                                                 2003                2002                 2001
                                                          ----------------     ----------------    -----------------
Life Insurance
                  Variable life insurance                 $         97,002     $        102,603    $         110,842
                  Interest-sensitive life insurance                  8,997               20,623               25,658
                                                          ----------------     ----------------    -----------------
                  Total Life Insurance                             105,999              123,226              136,500
                                                          ----------------     ----------------    -----------------
Annuities
                  Variable annuities                               139,577              139,210              152,427
                  Interest-sensitive annuities                      21,178               32,747               18,602
                                                          ----------------     ----------------    -----------------
                  Total Annuities                                  160,755              171,957              171,029
                                                          ----------------     ----------------    -----------------
Other                                                                8,815                  482                1,225
                                                          ----------------     ----------------    -----------------
Total                                                     $        275,569     $        295,665    $         308,754
                                                          ================     ================    =================


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